2002 Semiannual Report
                                                                  April 30, 2002
                                                                     (Unaudited)



                                                                   TD Waterhouse
                                                           Family of Funds, Inc.

                                                                    Money Market

                                                                 U.S. Government

                                                                       Municipal

                                                            California Municipal
                                                                    Money Market

                                                              New York Municipal
                                                                    Money Market





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                                                 TD WATERHOUSE FAMILY OF FUNDS, INC.
                                              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


                                                      DIRECTORS

George F. Staudter                        Lawrence J. Toal                          Richard W. Dalrymple
Director of Koger Equity, Inc.            Former President and CEO of               President of Teamwork Mgmt., Inc.
Independent Financial Consultant          Dime Bancorp, Inc.


                                                   EXECUTIVE OFFICERS

George A. Rio*                                 Christopher J. Kelley*
President, Treasurer                           Vice President and Secretary
and Chief Financial Officer

*Affiliated person of the Distributor





                                       TD WATERHOUSE ASSET MANAGEMENT, INC.
                                     BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


                                                        DIRECTORS

Frank J. Petrilli                        Richard H. Neiman
Chairman, President and                  Executive Vice President,
Chief Executive Officer                  General Counsel and Secretary


                                                     SENIOR OFFICERS

David A. Hartman                         B. Kevin Sterns                          Michele R. Teichner
Senior Vice President                    Executive Vice President                 Senior Vice President
Chief Investment Officer                 Chief Financial Officer & Treasurer      Compliance, Operations
                                                                                  & Administration



                                                          SERVICE PROVIDERS


         INVESTMENT MANAGER                         TRANSFER AGENT                     INDEPENDENT AUDITORS
 TD Waterhouse Asset Management, Inc.      National Investor Services Corp.              Ernst & Young LLP
           100 Wall Street                          55 Water Street                     5 Times Square
         New York, NY 10005                       New York, NY 10041                    New York, NY 10036

           ADMINISTRATOR &                             CUSTODIAN                           LEGAL COUNSEL
        SHAREHOLDER SERVICING                    The Bank of New York                 Swidler Berlin Shereff
TD Waterhouse Investor Services, Inc.               One Wall Street                       Friedman, LLP
           100 Wall Street                        New York, NY 10286                   405 Lexington Avenue
         New York, NY 10005                                                             New York, NY 10174
     Customer Service Department                      DISTRIBUTOR
           1-800-934-4448                       Funds Distributor, Inc.            INDEPENDENT DIRECTORS COUNSEL
                                                    60 State Street                   Willkie Farr & Gallagher
                                                   Boston, MA 02109                    153 East 53rd Street
                                                                                        New York, NY 10022

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.

DEAR SHAREHOLDER:

I am pleased to provide you with the TD Waterhouse Family of Funds (the "Fund") semiannual report for the six months ended April 30, 2002.

During the last six months, each of the five Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By April 30, 2002, assets in the five Portfolios increased to a total of $10.2 billion.

PORTFOLIO RESULTS*
For the six months ended April 30, 2002, the five portfolios had the following annualized returns.

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                                                                                           TAX
                                                           TAX                         EQUIVALENT                          TAX
                                                       EQUIVALENT      SEVEN-DAY        SEVEN-DAY                      EQUIVALENT
                                      SEVEN-DAY         SEVEN-DAY      EFFECTIVE        EFFECTIVE       AVERAGE          AVERAGE
                                      YIELD AT          YIELD AT       YIELD AT         YIELD AT        ANNUAL           ANNUAL
                                       4/30/02         4/30/02 (1)      4/30/02        4/30/02 (1)      RETURN          RETURN (1)
                                    ------------       -----------    -----------      -----------    ----------      -------------
Money Market Portfolio                   1.40%             --             1.41%             --            1.70%             --
U.S. Government Portfolio                1.34%             --             1.34%             --            1.57%             --
Municipal Portfolio                      1.13%            1.77%           1.14%            1.78%          1.03%            1.61%
California Municipal
 Money Market Portfolio                  1.14%            2.08%           1.15%            2.10%          0.88%            1.61%
New York Municipal
 Money Market Portfolio                  1.08%            2.00%           1.09%            2.02%          0.86%            1.59%
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COMMENTARY

The ongoing war on terrorism continues to weigh heavily on the U.S. economy. Six months ago, there were expectations that the economic recovery would be strong enough to prompt the Federal Reserve Open Market Committee (the "Fed") to begin raising interest rates by mid-year. Although the first quarter Gross Domestic
Product (GDP) number was a healthy +5.8%, much of this recovery came from housing and consumer spending which is not anticipated to lift inflation enough to warrant the Fed raising the Federal Funds target rate of 1.75%.

The Fed could be even more reluctant to increase borrowing costs now that the Federal budget has gone from a $165 billion surplus in 2001 to a $66 billion projected deficit in 2002, as a result of reduced tax revenues and increased government spending.

Meanwhile, the Enron and Arthur Andersen scandals have had a negative impact on financial markets, undermining investors' confidence in the integrity of the
financial  activities  of  certain  American  corporations.   In  addition,  the
questionable reliability of analyst recommendations from major Wall Street investment banking firms has further eroded investor confidence in the markets - to the point of reducing the level of investment activity.

At the same time, the major credit rating agencies, which oversee the issuance and ranking of debt of corporations and institutions, are reacting more quickly and harshly in their evaluations of fixed income securities. For several years, downgrades have out numbered upgrades by four to one. This can be partly explained by poor financial results and a higher level of scrutiny after several instances similar to the Enron case. The reduced number of top-level credits makes it more difficult to develop a universe of securities to invest in, but we have maintained high-quality securities in all the Fund's Portfolios'.


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The Fund's  Portfolios'  average  maturity is somewhat shorter than 6 months ago but will remain longer than a neutral position, as we anticipate it will be some time before short interest rates rise significantly. Our goal is to maximize shareholders' returns, while maintaining a conservative investment strategy. In short, liquidity and safety of principal will continue to be the overall guidelines for these Portfolios.

We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,

/s/ Frank J. Petrilli
Frank J. Petrilli
President and Chief Operating Officer
TD Waterhouse Group, Inc.


June 5, 2002

*An investment in a Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

**Past performance is not a guarantee of future results. These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the fiscal year ended April 30, 2002, the Investment Manager and its affiliates waived a portion of their fees for the Money Market,U.S. Government, Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios. Without these fee waivers in effect, the seven-day yields at April 30, 2002, tax equivalent seven-day yields at April 30, 2002, seven-day effective yields at April 30, 2002, tax equivalent seven-day effective yields at April 30, 2002, annualized returns and tax equivalent annualized returns would have been lower. The seven-day yield more closely reflects the current earnings of a Portfolio than the seven-day effective yield and annualized total return. Yield will fluctuate.

(1) Taxable equivalent return and yield at 36% marginal federal income tax rate for the Municipal and California Municipal Money Market Portfolios, and 35.5% for the New York Municipal Money Market Portfolio. Taxable equivalent return and yield at 9.3% marginal state income tax rate for the California Municipal Money Market Portfolio and 6.85% for the New York Municipal Money Market Portfolio. Taxable equivalent return and yield at 3.59% marginal city income tax rate for the New York Municipal Money Market Portfolio.


Distributor: Funds Distributor, Inc.


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                         ---------------------------------
                                TABLE OF CONTENTS
                         ---------------------------------


        Statements of Assets and Liabilities...........................6


        Statements of Operations.......................................7


        Statements of Changes in Net Assets............................8


        Financial Highlights..........................................10


        Notes to Financial Statements.................................14


        Money Market Portfolio
           Schedule of Investments....................................18


        U.S. Government Portfolio
           Schedule of Investments....................................23


        Municipal Portfolio
           Schedule of Investments....................................25


        California Municipal Money Market Portfolio
           Schedule of Investments....................................33

        New York Municipal Money Market Portfolio
           Schedule of Investments....................................35


        Notes to Schedules of Investments.............................37


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                                                 TD WATERHOUSE FAMILY OF FUNDS, INC.


                                                 STATEMENTS OF ASSETS AND LIABILITIES
                                                            April 30, 2002
                                                             (Unaudited)

                                                                                                  California          New York
                                                                                                   Municipal          Municipal
                                                   Money            U.S.                             Money              Money
                                                  Market         Government        Municipal        Market             Market
                                                 Portfolio        Portfolio        Portfolio       Portfolio          Portfolio
                                            -----------------  ---------------   --------------  --------------    --------------
ASSETS
    Investments in securities, at value
      (including repurchase agreements of
      $376,235,000, $82,149,000, $0, $0,
      and $0, respectively) (Note 2)           $8,029,124,306   $1,176,767,443   $  633,078,441   $  238,133,943    $  143,418,745

    Cash                                               77,109              450          456,656          261,564           182,728
    Receivable for securities sold                 40,038,780               --               --               --                --
    Interest receivable                            39,435,380        4,918,510        3,042,467          924,876           668,875
                                               --------------   --------------   --------------   --------------    --------------
              TOTAL ASSETS                      8,108,675,575    1,181,686,403      636,577,564      239,320,383       144,270,348


LIABILITIES

    Dividends payable to shareholders                 310,826           42,515           19,918            7,609             4,264
    Payable for securities purchased               51,575,000       24,914,667               --               --                --
    Payable to Investment Manager and its
      affiliates (Note 3)                           5,000,126          707,448          385,380          119,973            67,564
    Accrued expenses and other liabilities            842,540          186,828           71,271           71,062            27,896
                                               --------------   --------------   --------------   --------------    --------------
              TOTAL LIABILITIES                    57,728,492       25,851,458          476,569          198,644            99,724
                                               --------------   --------------   --------------   --------------    --------------


NET ASSETS                                     $8,050,947,083   $1,155,834,945   $  636,100,995   $  239,121,739    $  144,170,624
                                               ==============   ==============   ==============   ==============    ==============


    Net assets consist of:
    Paid-in capital                            $8,050,628,741   $1,155,808,499   $  636,099,157   $  239,122,153    $  144,171,174

    Accumulated net realized gains (losses)
      from security transactions                      318,342           26,446            1,838             (414)             (550)
                                               --------------   --------------   --------------   --------------    --------------
    Net assets, at value                       $8,050,947,083   $1,155,834,945   $  636,100,995   $  239,121,739    $  144,170,624
                                               ==============   ==============   ==============   ==============    ==============

    Shares  outstanding  ($.0001 par value
     common stock,  50 billion,  20 billion,
     10 billion, 10 billion and 10 billion
     shares authorized, respectively)           8,050,628,741    1,155,808,499      636,099,157      239,122,153       144,171,174
                                               ==============   ==============   ==============   ==============    ==============

    Net asset value, redemption price and
      offering price per share (Note 2)        $         1.00   $         1.00   $         1.00   $         1.00    $         1.00
                                               ==============   ==============   ==============   ==============    ==============






                                  PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                                 TD WATERHOUSE FAMILY OF FUNDS, INC.


                                                       STATEMENTS OF OPERATIONS
                                               For the Six Months Ended April 30, 2002
                                                             (Unaudited)


                                                                                           California       New York
                                                                                            Municipal       Municipal
                                            Money            U.S.                             Money           Money
                                           Market         Government       Municipal         Market          Market
                                          Portfolio        Portfolio       Portfolio        Portfolio       Portfolio
                                        --------------   --------------   -------------   -------------    -------------
INVESTMENT INCOME
   Interest income                       $ 98,558,172    $ 13,785,236    $  5,794,870    $  1,829,367    $  1,032,625
                                         ------------    ------------    ------------    ------------    ------------


EXPENSES

   Investment management fees (Note 3)     13,371,595       2,064,908       1,137,405         416,768         238,723
   Shareholder servicing fees (Note 3)     10,017,270       1,481,854         812,434         297,692         170,517
   Transfer agent fees (Note 3)             8,013,903       1,185,496         649,954         238,156         136,415
   Administration fees (Note 3)             4,006,879         592,737         324,971         119,076          68,206
   Shareholder reports and mailing            371,850          39,185          17,634           7,699           4,943
   Registration fees                          213,001          93,550          64,164          18,627          23,646
   Custody fees (Note 2)                      202,770          72,680          20,177          14,890           6,955
   Professional fees                           47,665           7,429           5,794           3,719           5,379
   Directors' fees (Note 4)                     4,073           4,420           4,420           4,421           4,421
   Other expenses                              52,915          11,760           8,721           3,069           2,871
                                         ------------    ------------    ------------    ------------    ------------

   TOTAL EXPENSES                          36,301,921       5,554,019       3,045,674       1,124,117         662,076

Fees waived/expenses reimbursed by
   the Investment Manager and its

   affiliates (Note 3)                     (5,776,711)     (1,038,805)       (602,979)       (350,117)       (218,731)
                                         ------------    ------------    ------------    ------------    ------------

   NET EXPENSES                            30,525,210       4,515,214       2,442,695         774,000         443,345
                                         ------------    ------------    ------------    ------------    ------------


   NET INVESTMENT INCOME                   68,032,962       9,270,022       3,352,175       1,055,367         589,280
                                         ------------    ------------    ------------    ------------    ------------

NET REALIZED GAINS
   FROM SECURITY TRANSACTIONS                 321,125          26,208           2,000            --              --
                                         ------------    ------------    ------------    ------------    ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                       $ 68,354,087    $  9,296,230    $  3,354,175    $  1,055,367    $    589,280
                                         ============    ============    ============    ============    ============


                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                                 TD WATERHOUSE FAMILY OF FUNDS, INC.


                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 MONEY                               U.S.
                                                                MARKET                            GOVERNMENT
                                                               PORTFOLIO                           PORTFOLIO

                                                    Six Months                            Six Months
                                                       Ended              Year               Ended            Year
                                                     April 30,            Ended            April 30,          Ended
                                                       2002            October 31,           2002          October 31,
                                                    (Unaudited)           2001            (Unaudited)         2001
                                                 ----------------   ----------------  ---------------   ---------------
OPERATIONS:

   Net investment income                        $     68,032,962    $    308,649,037    $      9,270,022    $     42,111,061
   Net realized gains from
       security transactions                             321,125             356,508              26,208              55,795
                                                ----------------    ----------------    ----------------    ----------------

   Net increase in net assets from operations         68,354,087         309,005,545           9,296,230          42,166,856
                                                ----------------    ----------------    ----------------    ----------------


DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income                        (68,032,962)       (308,649,037)         (9,270,022)        (42,111,061)
   From net realized gain                               (129,573)               --               (54,051)               --
                                                ----------------    ----------------    ----------------    ----------------

   Total distributions to shareholders               (68,162,535)       (308,649,037)         (9,324,073)        (42,111,061)
                                                ----------------    ----------------    ----------------    ----------------


CAPITAL SHARE TRANSACTIONS

($1.00 PER SHARE):

   Proceeds from shares sold                      11,558,414,857      24,732,158,302       1,628,561,831       3,432,360,673
   Shares issued in reinvestment
       of dividends                                   68,354,623         309,153,691           9,354,077          42,182,234
   Payments for shares redeemed                  (11,413,506,251)    (23,360,039,688)     (1,663,719,925)     (3,184,731,235)
                                                ----------------    ----------------    ----------------    ----------------

Net increase (decrease) in net assets from
   capital share transactions                        213,263,229       1,681,272,305         (25,804,017)        289,811,672
                                                ----------------    ----------------    ----------------    ----------------

TOTAL INCREASE (DECREASE) IN NET ASSETS              213,454,781       1,681,628,813         (25,831,860)        289,867,467

NET ASSETS:

   Beginning of period                             7,837,492,302       6,155,863,489       1,181,666,805         891,799,338
                                                ----------------    ----------------    ----------------    ----------------

   End of period                                $  8,050,947,083    $  7,837,492,302    $  1,155,834,945    $  1,181,666,805
                                                ================    ================    ================    ================







                                                              MUNICIPAL
                                                              PORTFOLIO

                                                    Six Months
                                                       Ended            Year
                                                     April 30,          Ended
                                                       2002          October 31,
                                                    (Unaudited)         2001
                                                 ---------------  ---------------
OPERATIONS:

   Net investment income                         $     3,352,175  $    16,249,737
   Net realized gains from
       security transactions                               2,000            9,515
                                                 ---------------  ---------------

   Net increase in net assets from operations          3,354,175       16,259,252
                                                 ---------------  ---------------


DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income                         (3,352,175)     (16,249,737)
   From net realized gain                                     --               --
                                                 ---------------  ---------------

   Total distributions to shareholders                (3,352,175)     (16,249,737)
                                                 ---------------  ---------------


CAPITAL SHARE TRANSACTIONS

($1.00 PER SHARE):

   Proceeds from shares sold                         846,006,810    1,842,165,966
   Shares issued in reinvestment
       of dividends                                    3,361,513       16,272,478
   Payments for shares redeemed                     (862,025,499)  (1,733,259,688)
                                                 ---------------  ---------------

Net increase (decrease) in net assets from
   capital share transactions                        (12,657,176)     125,178,756
                                                 ---------------  ---------------

TOTAL INCREASE (DECREASE) IN NET ASSETS              (12,655,176)     125,188,271

NET ASSETS:

   Beginning of period                               648,756,171      523,567,900
                                                 ---------------  ---------------

   End of period                                 $   636,100,995  $   648,756,171
                                                 ===============  ===============



                                  PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                                                 TD WATERHOUSE FAMILY OF FUNDS, INC.

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (CONTINUED)

                                                        CALIFORNIA MUNICIPAL              NEW YORK MUNICIPAL
                                                           MONEY MARKET                     MONEY MARKET
                                                             PORTFOLIO                        PORTFOLIO

                                                   Six Months                        Six Months
                                                      Ended            Year             Ended          Year
                                                    April 30,          Ended          April 30,        Ended
                                                      2002          October 31,         2002        October 31,
                                                   (Unaudited)         2001          (Unaudited)       2001
                                               -----------------  --------------    ------------- --------------

OPERATIONS:

   Net investment income                        $   1,055,367    $   5,337,511    $     589,280    $   2,917,969
   Net realized gains (losses) from
       security transactions                             --              2,147             --               (424)
                                                -------------    -------------    -------------    -------------

   Net increase in net assets from operations       1,055,367        5,339,658          589,280        2,917,545
                                                -------------    -------------    -------------    -------------


DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income                      (1,055,367)      (5,337,511)        (589,280)      (2,917,969)
                                                -------------    -------------    -------------    -------------


CAPITAL SHARE TRANSACTIONS

($1.00 PER SHARE):
   Proceeds from shares sold                      284,167,581      655,258,397      158,934,619      357,076,282
   Shares issued in reinvestment
       of dividends                                 1,056,796        5,346,603          589,881        2,922,687
   Payments for shares redeemed                  (277,585,999)    (643,669,704)    (148,247,738)    (327,810,489)
                                                -------------    -------------    -------------    -------------

Net increase in net assets from
   capital share transactions                       7,638,378       16,935,296       11,276,762       32,188,480
                                                -------------    -------------    -------------    -------------

TOTAL INCREASE IN NET ASSETS                        7,638,378       16,937,443       11,276,762       32,188,056


NET ASSETS:

   Beginning of period                            231,483,361      214,545,918      132,893,862      100,705,806
                                                -------------    -------------    -------------    -------------

   End of period                                $ 239,121,739    $ 231,483,361    $ 144,170,624    $ 132,893,862
                                                =============    =============    =============    =============



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                                                 TD WATERHOUSE FAMILY OF FUNDS, INC.


                                                         FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                               Money Market Portfolio

                                              Six Months
                                                 Ended              Year               Year             Year
                                               April 30,            Ended              Ended            Ended
                                                 2002            October 31,        October 31,      October 31,
                                              (Unaudited)           2001               2000             1999
                                            ---------------   ----------------  ---------------   ---------------
PER SHARE OPERATING
PERFORMANCE

   Net asset value, beginning of period     $         1.000    $         1.000   $         1.000  $         1.000
                                            ---------------    ---------------   ---------------  ---------------
   Net investment income                              0.008              0.044             0.056            0.044
                                            ---------------    ---------------   ---------------  ---------------
   Distributions from net investment
       income                                        (0.008)            (0.044)           (0.056)          (0.044)
   Distributions from net realized gains                --+                 --                --               --
                                            ---------------    ---------------   ---------------  ---------------
   Total distributions                               (0.008)            (0.044)           (0.056)          (0.044)
                                            ---------------    ---------------   ---------------  ---------------
   Net asset value, end of period           $         1.000    $         1.000   $         1.000  $         1.000
                                            ===============    ===============   ===============  ===============

RATIOS

   Ratio of expenses to average net assets           0.76%(A)           0.75%             0.75%            0.71%

   Ratio of net investment income to
       average net assets                            1.70%(A)           4.29%             5.69%            4.44%

   Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                           0.14%(A)           0.17%             0.17%            0.21%


SUPPLEMENTAL DATA

   Total investment return (B)                       1.70%(A)           4.45%             5.74%            4.54%

   Net assets, end of period                 $8,050,947,083     $7,837,492,302     $6,155,863,489   $4,646,268,591
                                            ===============    ===============   ===============  ===============

   Average net assets                        $8,080,487,440     $7,201,241,377     $5,519,126,965   $4,035,269,586
                                            ===============    ===============   ===============  ===============



                                                 Money Market Portfolio


                                                 Year             Year
                                                 Ended            Ended
                                              October 31,      October 31,
                                                 1998             1997
                                           ---------------  ---------------

PER SHARE OPERATING
PERFORMANCE

   Net asset value, beginning of period    $         1.000  $         1.000
                                           ---------------  ---------------
   Net investment income                             0.049           0.048
                                           ---------------  ---------------
   Distributions from net investment
       income                                       (0.049)         (0.048)
   Distributions from net realized gains                --               --
                                           ---------------  ---------------
   Total distributions                              (0.049)         (0.048)
                                           ---------------  ---------------
   Net asset value, end of period          $         1.000  $         1.000
                                           ===============  ===============

RATIOS

   Ratio of expenses to average net assets          0.75%           0.83%

   Ratio of net investment income to
       average net assets                           4.92%           4.79%

   Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                          0.15%            0.08%


SUPPLEMENTAL DATA

   Total investment return (B)                      5.04%           4.89%

   Net assets, end of period                 $2,957,725,894  $1,787,786,777
                                           ===============  ===============

   Average net assets                        $2,302,804,288  $1,592,722,254
                                           ===============  ===============

(A)   Annualized

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

+ Amount represents less than $0.01 per share.


                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                        FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                                         U.S. Government Portfolio

                                                    Six Months
                                                       Ended              Year               Year             Year
                                                     April 30,            Ended              Ended            Ended
                                                       2002            October 31,        October 31,      October 31,
                                                    (Unaudited)           2001               2000             1999
                                                 ----------------   ----------------  ---------------   ---------------

PER SHARE OPERATING
PERFORMANCE

   Net asset value, beginning of period           $         1.000    $         1.000   $         1.000  $         1.000
                                                  ---------------    ---------------   ---------------  ---------------
   Net investment income                                    0.008              0.042             0.054            0.044
                                                  ---------------    ---------------   ---------------  ---------------
   Distributions from net investment
       income                                              (0.008)            (0.042)           (0.054)          (0.044)
   Distributions from net realized gains                      --+                 --                --               --
                                                  ---------------    ---------------   ---------------  ---------------
   Total distributions                                     (0.008)            (0.042)           (0.054)          (0.044)
                                                  ---------------    ---------------   ---------------  ---------------
   Net asset value, end of period                 $         1.000    $         1.000   $         1.000  $         1.000
                                                  ===============    ===============   ===============  ===============

RATIOS

   Ratio of expenses to average net assets             0.76%(A)               0.75%             0.75%            0.75%

   Ratio of net investment income to
       average net assets                              1.56%(A)               4.13%             5.41%            4.40%

   Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                             0.17%(A)               0.19%             0.19%            0.19%


SUPPLEMENTAL DATA

   Total investment return (B)                         1.57% (A)               4.31%             5.56%            4.47%

   Net assets, end of period                       $1,155,834,945     $1,181,666,805     $  891,799,338   $  880,720,253
                                                  ===============    ===============   ===============  ===============

   Average net assets                              $1,195,329,217     $1,020,855,050     $  901,031,857   $  678,643,185
                                                  ===============    ===============   ===============  ===============


                                                    U.S. Government Portfolio


                                                       Year             Year
                                                       Ended            Ended
                                                    October 31,      October 31,
                                                       1998             1997
                                                 ---------------  ---------------

PER SHARE OPERATING
PERFORMANCE

   Net asset value, beginning of period          $         1.000  $         1.000
                                                 ---------------  ---------------
   Net investment income                                   0.048           0.047
                                                 ---------------  ---------------
   Distributions from net investment
       income                                             (0.048)         (0.047)
   Distributions from net realized gains                      --               --
                                                 ---------------  ---------------
   Total distributions                                    (0.048)         (0.047)
                                                 ---------------  ---------------
   Net asset value, end of period                $         1.000  $         1.000
                                                 ===============  ===============

RATIOS

   Ratio of expenses to average net assets                0.78%           0.81%

   Ratio of net investment income to
       average net assets                                 4.80%           4.69%

   Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                                0.11%            0.07%


SUPPLEMENTAL DATA

   Total investment return (B)                             4.91%           4.79%

   Net assets, end of period                      $   537,403,768  $  402,685,311
                                                  ===============  ===============

   Average net assets                             $   457,821,528  $  398,635,777
                                                  ===============  ===============



(A)   Annualized

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

+ Amount represents less than $0.01 per share.

                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            11

------------------------------------------------------------------------------------------------------------------------------------
                                        TD WATERHOUSE FAMILY OF FUNDS, INC.


                                         FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                                              Municipal Portfolio

                                            Six Months
                                               Ended           Year            Year          Year           Year           Year
                                             April 30,         Ended           Ended         Ended          Ended          Ended
                                               2002         October 31,     October 31,   October 31,    October 31,    October 31,
                                            (Unaudited)        2001            2000          1999           1998           1997
                                          -------------   -------------   -------------  ------------   ------------  -------------

PER SHARE OPERATING
PERFORMANCE
   Net asset value, beginning of period    $     1.000     $      1.000    $      1.000  $      1.000   $      1.000  $       1.000
                                           ------------    ------------    ------------  ------------   ------------  -------------
   Net investment income                         0.005            0.027           0.034         0.026          0.029          0.030
                                           ------------    ------------    ------------  ------------   ------------  -------------
   Distributions from net investment
      income                                    (0.005)          (0.027)         (0.034)       (0.026)        (0.029)        (0.030)
                                           ------------    ------------    ------------  ------------   ------------  -------------
   Net asset value, end of period          $     1.000     $      1.000    $      1.000  $      1.000   $      1.000  $       1.000
                                           ============    ============    ============  ============   ============  =============

RATIOS
   Ratio of expenses to average net assets     0.75%(A)           0.74%          0.74%          0.74%          0.72%         0.74%

   Ratio of net investment income to
      average net assets                       1.03%(A)           2.67%          3.40%          2.56%          2.93%         2.97%

   Decrease reflected in above expense
      ratio due to waivers/reimbursements
      by the Investment Manager and its
      affiliates (Note 3)                      0.19%(A)           0.20%          0.21%          0.21%          0.13%         0.10%


SUPPLEMENTAL DATA
   Total investment return (B)                 1.03%(A)           2.74%          3.45%          2.59%          2.98%         3.01%

   Net assets, end of period              $636,100,995    $648,756,171     $523,567,900  $487,136,694   $381,090,446  $265,623,696
                                          ============    =============    ============  =============  ============= =============

   Average net assets                     $655,335,614    $608,775,666     $505,599,538  $439,705,095   $312,133,086  $252,444,536
                                          ============    =============    ============  =============  ============= =============



(A)  Annualized
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


------------------------------------------------------------------------------------------------------------------------------------
12


                                        TD WATERHOUSE FAMILY OF FUNDS, INC.


                                         FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

                                                        California Municipal                         New York Municipal
                                                            Money Market                                Money Market
                                                              Portfolio                                   Portfolio

                                            Six Months                                    Six Months
                                               Ended           Year           Period         Ended          Year          Period
                                             April 30,         Ended           Ended       April 30,        Ended          Ended
                                               2002         October 31,     October 31,      2002        October 31,    October 31,
                                            (Unaudited)        2001            2000*      (Unaudited)       2001           2000*
                                          -------------   -------------   -------------  ------------   ------------  -------------

PER SHARE OPERATING
PERFORMANCE
   Net asset value, beginning of period    $      1.000    $     1.000     $     1.000   $      1.000   $     1.000   $       1.000
                                           ------------    ------------    ------------  ------------   ------------  -------------
   Net investment income                          0.004          0.024           0.005          0.004         0.025           0.006
                                           ------------    ------------    ------------  ------------   ------------  -------------
   Distributions from net investment
      income                                     (0.004)        (0.024)         (0.005)        (0.004)       (0.025)         (0.006)
                                           ------------    ------------    ------------  ------------   ------------  -------------
   Net asset value, end of period          $      1.000    $     1.000     $     1.000   $      1.000   $     1.000   $       1.000
                                           ============    ============    ============  ============   ============  =============

RATIOS
   Ratio of expenses to average net assets      0.65%(A)          0.65%         0.65%(A)      0.65%(A)         0.65%       0.65%(A)

   Ratio of net investment income to
      average net assets                        0.88%(A)          2.34%         2.95%(A)      0.86%(A)         2.44%       3.53%(A)

   Decrease reflected in above expense
      ratio due to waivers/reimbursements
      by the Investment Manager and its
      affiliates (Note 3)                       0.29%(A)          0.29%         0.50%(A)      0.32%(A)         0.30%       0.57%(A)


SUPPLEMENTAL DATA
   Total investment return (B)                  0.88%(A)          2.38%         2.96%(A)      0.86%(A)         2.53%       3.54%(A)

   Net assets, end of period               $239,121,739    $231,483,361    $214,545,918  $144,170,624   $132,893,862  $100,705,806
                                           ============    =============   ============  =============  ============= =============

   Average net assets                      $240,127,486    $228,193,975$   $224,605,169  $137,543,925   $119,680,318  $101,951,165
                                           ============    =============   ============  =============  ============= =============


* Portfolio commenced operations on September 1, 2000.
(A)  Annualized
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.



                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            13

--------------------------------------------------------------------------------
                      TD WATERHOUSE FAMILY OF FUNDS, INC.

                             Money Market Portfolio
                            U.S. Government Portfolio
                               Municipal Portfolio
                   California Municipal Money Market Portfolio
                    New York Municipal Money Market Portfolio

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2002
                                   (UNAUDITED)

NOTE 1 -- ORGANIZATION

TD Waterhouse Family of Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 16, 1995. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has five money market investment portfolios (each a "Portfolio" and collectively the "Portfolios"). Each Portfolio is diversified within the meaning of the Act, except for the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, which are non-diversified. The investment objective of each Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federally tax-exempt income by investing primarily in municipal securities. The California Municipal Money Market Portfolio and New York Municipal Money Market Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2002, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements -- Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income, including amortization of dicounts and premiums on securities, is accrued as earned. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.


--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
                       TD WATERHOUSE FAMILY OF FUNDS, INC.

                             Money Market Portfolio
                            U.S. Government Portfolio
                               Municipal Portfolio
                   California Municipal Money Market Portfolio
                    New York Municipal Money Market Portfolio

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2002
                             (UNAUDITED) (CONTINUED)

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to more than one series of the Fund, including the Portfolios, are allocated on a pro rata basis.

Use of Estimates -- The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the six months ended April 30, 2002, the Investment Manager voluntarily waived $2,181,448, $402,827, $234,492, $136,156 and $85,062 of its
investment management fee for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Portfolios, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the six months ended April 30, 2002, TD Waterhouse voluntarily waived $653,687, $115,632, $66,998, $38,902 and $24,303 of its administrative fee for the  Money  Market  Portfolio,  the U.S.  Government  Portfolio,  the  Municipal
Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Portfolios. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the six months ended April 30, 2002, TD Waterhouse voluntarily waived $1,634,209, $289,081, $167,494, $97,255 and $60,759 of its
shareholder servicing fees for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.


--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------

                       TD WATERHOUSE FAMILY OF FUNDS, INC.

                             Money Market Portfolio
                            U.S. Government Portfolio
                               Municipal Portfolio
                   California Municipal Money Market Portfolio
                    New York Municipal Money Market Portfolio

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2002
                             (UNAUDITED) (CONTINUED)

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the six months ended April 30, 2002, the Transfer Agent voluntarily waived $1,307,367, $231,265, $133,995, $77,804 and $48,607 of its transfer agency and dividend disbursing agency fees for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.

NOTE 4 -- DIRECTORS' FEES

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and National Investors Cash Management Fund, Inc.), receives, in the aggregate:

1.   a base annual retainer of $15,000, payable quarterly,
2. a supplemental annual retainer of $6,000, payable quarterly, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and
3. an additional supplemental annual retainer of $2,500, payable quarterly, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and
4.   a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the investment companies and their series, including the Portfolios.

NOTE 5 -- FEDERAL INCOME TAXES

It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax  character  of  distributions  paid to  shareholders  for the year ended
October 31, 2001 was all tax-exempt income with respect to the Municipal, California Municipal Money Market and New York Municipal Money Market
Portfolios, and all ordinary income with respect to the Money Market and U.S. Government Portfolios. The tax character of distributions for the year ending October 31, 2002 will be determined at the end of the current fiscal year.


--------------------------------------------------------------------------------
16

                       TD WATERHOUSE FAMILY OF FUNDS, INC.

                             Money Market Portfolio
                            U.S. Government Portfolio
                               Municipal Portfolio
                   California Municipal Money Market Portfolio
                    New York Municipal Money Market Portfolio

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2002
                             (UNAUDITED) (CONTINUED)


NOTE 6 -- CREDIT RISK

The California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio.



--------------------------------------------------------------------------------
                                                                              17

------------------------------------------------------------------------------------------------------------------------------------
REPLACE WITH NEW
                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MONEY MARKET PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE OBLIGATIONS
                ASSET-BACKED OBLIGATIONS--17.4%
$ 25,703,079    Americredit Automobile Receivables Trust, Ser. 2001-D, Cl. A-1, 2.39%,
                due 11/12/02 (GTY: FSA)                                                                   2.39    $      25,703,079
  50,000,000    Belford U.S. Capital Co., LLC, VRN, 1.97%, due 5/1/02 (Notes A, E)                        1.98           50,000,000
  40,000,000    Belford U.S. Capital Co., LLC, VRN, 1.86%, due 5/15/02 (Notes A, E)                       1.86           40,000,000
 100,000,000    Belford U.S. Capital Co., LLC, VRN, 2.02%, due 6/19/02 (Notes A, E)                       2.02          100,000,000
  45,000,000    Belford U.S. Capital Co., LLC, VRN, 1.92%, due 7/23/02 (Notes A, E)                       1.92           45,000,000
  50,000,000    Belford U.S. Capital Co., LLC, VRN, 1.85%, due 11/27/02 (Notes A, E)                      1.85           50,000,000
  21,530,000    Capital One Auto Finance Trust, Ser. 2001-B, Cl. A-1, 1.86%, due 12/16/02 (Insured: MBIA) 1.86           21,530,000
  65,000,000    Capital One Auto Finance Trust, Ser. 2001-B, Cl. A-1, 1.98%, due 5/15/03 (Insured: MBIA)  1.98           65,000,000
  50,000,000    Credit and Repackaged Securities Ltd., Ser. 2002-4, MTN, 2.14%, due 8/1/02
                (LOC: BellSouth Corp., Counterparty: Goldman Sachs & Co.) (Note E)                        2.14           50,000,000
  35,000,000    Holdenby Capital Co., LLC, 1.86%, due 5/2/02 (LIQ: Commerzbank AG) (Note E)               1.87           34,998,192
  26,616,000    Holdenby Capital Co., LLC, 2.18%, due 5/22/02 (LIQ: Commerzbank AG) (Note E)              2.20           26,582,153
  44,549,000    Holdenby Capital Co., LLC, 1.93%, due 6/7/02 (LIQ: Commerzbank AG) (Note E)               1.94           44,460,632
  21,261,000    Holdenby Capital Co., LLC, 2.00%, due 6/25/02 (LIQ: Commerzbank AG) (Note E)              2.01           21,196,036
  32,355,000    Independence Funding, LLC, 1.78%, due 5/16/02
                 (Counterparty: Bank of America Corp.) (Note E)                                           1.79           32,331,003
  23,053,000    Independence Funding, LLC, 2.00%, due 8/2/02
                 (Counterparty: Bank of America Corp.) (Note E)                                           2.02           22,932,448
  89,657,000    Independence Funding, LLC, 2.10%, due 8/27/02
                 (Counterparty: Bank of America Corp.) (Note E)                                           2.12           89,039,861
  50,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 1.85%, due 5/13/02 (Note E)                     1.85           50,000,000
  50,000,000    Liberty Lighthouse U.S. Capital Co., LLC, VRN, 1.85%, due 5/11/02 (Notes A, E)            1.85           50,000,000
  75,000,000    Liberty Lighthouse U.S. Capital Co., LLC, VRN, 1.86%, due 5/15/02 (Notes A, E)            1.86           75,000,000
 100,000,000    Liberty Lighthouse U.S. Capital Co., LLC, VRN, 1.84%, due 5/15/02 (Notes A, E)            1.84          100,000,000
  10,000,000    Liberty Lighthouse U.S. Capital Co., LLC, VRN, 1.83%, due 5/28/02 (Notes A, E)            1.83            9,999,030
 120,000,000    Liberty Lighthouse U.S. Capital Co., LLC, VRN, 2.01%, due 6/19/02 (Notes A, E)            2.01          120,000,000
  38,589,000    Long Lane Master Trust IV, CP Ser. 1999-A, 1.87%, due 5/1/02
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      1.87           38,589,000
  67,646,000    Long Lane Master Trust IV, CP Ser. 1999-A, 1.85%, due 5/6/02
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      1.85           67,628,619
  29,700,000    Long Lane Master Trust IV, CP Ser. 1999-A, 1.94%, due 7/8/02
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      1.95           29,591,166
   1,679,525    ONYX Acceptance Owner Trust, Ser. 2001-D, Cl. A-1, 2.38%, due 10/15/02 (GTY: MBIA)        2.38            1,679,525
   5,275,967    UACSC 2001-C Owner Trust, Cl. A-1 Notes, 2.59%, due 10/8/02 (GTY: MBIA)                   2.50            5,275,967
  50,000,000    WFS Financial Owner Trust, Ser. 2002-1, Cl. A-1, 2.04%, due 3/20/03 (GTY: FSA)            2.04           50,000,000
  86,600,000    Zurich Trust Certificate Program Ser. 2T, Cl. A, VRN, 1.92%, due 5/24/02
                (Counterparty: Zurich Matched Funding Corp.) (Notes A, E)                                 1.92           86,600,000
                                                                                                                     --------------
                                                                                                                      1,403,136,711
                                                                                                                     --------------
                BROKER/DEALER OBLIGATIONS--12.7%
   4,000,000    Bear Stearns Cos., Inc., 6.50%, due 8/1/02                                                2.28            4,041,121
  10,215,000    Bear Stearns Cos., Inc., 6.45%, due 8/1/02                                                2.07           10,324,597
  50,000,000    Bear Stearns Cos., Inc., VRN, 2.10%, due 5/1/02 (Note A)                                  1.98           50,005,660
  67,600,000    Bear Stearns Cos., Inc., VRN, 2.04%, due 5/1/02 (Note A)                                  1.98           67,606,883
   5,000,000    Bear Stearns Cos., Inc., VRN, 2.11%, due 5/7/02 (Note A)                                  1.93            5,002,257
  20,000,000    Bear Stearns Cos., Inc., VRN, 2.11%, due 5/20/02 (Note A)                                 1.86           20,018,077
  25,000,000    Bear Stearns Cos., Inc., VRN, 2.25%, due 7/15/02 (Note A)                                 1.98           25,012,230
  30,000,000    Credit Suisse First Boston, Inc., VRN, 2.04%, due 5/28/02 (Note A)                        1.84           30,055,542
 100,000,000    Goldman Sachs Group, Inc., VRN, 2.01%, due 5/2/02 (Note E)                                2.01          100,000,000
 100,000,000    Goldman Sachs Group, Inc., VRN, 2.07%, due 5/7/02 (Note A)                                2.07          100,000,000
  29,250,000    Goldman Sachs Group, Inc., VRN, 2.15%, due 6/18/02 (Note A)                               1.99           29,291,401
 120,000,000    Goldman Sachs Group, Inc., VRN, 2.16%, due 7/15/02 (Notes A, E)                           2.16          120,000,000
   5,000,000    Lehman Brothers Holdings, Inc., 6.38%, due 5/7/02                                         2.05            5,003,489
  25,000,000    Lehman Brothers Holdings, Inc., VRN, 2.33%, due 7/8/02 (Note A)                           2.03           25,014,266
  10,000,000    Merrill Lynch & Co., Inc., 5.64%, due 1/27/03                                             2.37           10,238,082
  14,000,000    Merrill Lynch & Co., Inc., VRN, 2.08%, due 5/7/02 (Note A)                                1.86           14,023,906
 350,000,000    Morgan Stanley, Dean Witter, Discover & Co., 1.92%, due 5/15/02                           1.90          350,027,845
   8,173,000    Morgan Stanley, Dean Witter, Discover & Co., 8.10%, due 6/24/02                           1.88            8,248,496
  11,675,000    Morgan Stanley, Dean Witter, Discover & Co., 6.88%, due 3/1/03                            2.57           12,082,472

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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000    Morgan Stanley, Dean Witter, Discover & Co., VRN, 2.10%, due 5/21/02 (Note A)             1.90  $         5,008,425
  30,016,000    Morgan Stanley, Dean Witter, Discover & Co., VRN, 2.19%, due 6/13/02 (Note A)             2.00           30,065,999
                                                                                                                     --------------
                                                                                                                      1,021,070,748
                                                                                                                     --------------

                EXTENDIBLE COMMERCIAL NOTES--0.5%
  39,112,000    ASAP Funding Inc., 1.92%, due 5/15/02 (Counterparty: 53% Bank of America Corp.;
                47% Citigroup, Inc.) (Notes E, F)                                                         1.93           39,082,796
                                                                                                                     --------------

                FINANCE & INSURANCE OBLIGATIONS--6.9%
  18,200,000    AIC Corp., VRN, 2.19%, due 7/2/02 (GTY: Citigroup, Inc.) (Note A)                         2.07           18,209,143
  75,500,000    Associates Corp. of N.A., VRN, 2.07%, due 6/26/02 (GTY: Citigroup, Inc.) (Note A)         2.07           75,500,000
  12,500,000    Citifinancial Credit Co., 6.88%, due 5/1/02                                               1.88           12,500,000
  25,000,000    Countrywide Home Loans, Inc., VRN, 2.03%, due 7/23/02 (Insured: MBIA) (Note A)            1.94           25,016,153
   4,450,000    General Electric Capital Corp., 6.70%, due 10/1/02                                        2.26            4,531,028
   9,700,000    General Electric Capital Corp., 6.52%, due 10/8/02                                        2.26            9,876,364
  23,000,000    General Electric Capital Corp., 5.38%, due 1/15/03                                        2.23           23,502,424
  69,895,000    Heller Financial, Inc., 6.40%, due 1/15/03                                                2.32           71,876,152
  38,300,000    Sanwa Business Credit, VRN, 2.11%, due 5/20/02
                 (Counterparty: Fleet National Bank) (Note A)                                             1.93           38,322,304
  10,000,000    Sigma Finance Inc., 4.24%, due 5/24/02 (Note E)                                           2.61           10,009,999
  85,000,000    Sigma Finance Inc., 4.15%, due 8/2/02 (Note E)                                            4.15           85,000,000
  25,000,000    Sigma Finance Inc., VRN, 1.92%, due 5/1/02 (Notes A, E)                                   1.92           24,999,789
  50,000,000    Sigma Finance Inc., VRN, 1.86%, due 5/15/02 (Notes A, E)                                  1.86           50,000,000
  55,000,000    Sigma Finance Inc., VRN, 1.84%, due 5/15/02 (Notes A, E)                                  1.85           54,996,097
  50,000,000    Sigma Finance Inc., VRN, 1.84%, due 6/5/02 (Notes A, E)                                   1.84           50,000,000
                                                                                                                     --------------
                                                                                                                        554,339,453
                                                                                                                     --------------
                FUNDING AGREEMENTS--5.3%
 275,000,000    Metropolitan Life Insurance Co., VRN, 2.11%, due 7/1/02 (Notes A, B)                      2.11          275,000,000
 150,000,000    Travelers Insurance Co., VRN, 2.11%, due 7/1/02 (Notes A, B)                              2.11          150,000,000
                                                                                                                     --------------
                                                                                                                        425,000,000
                                                                                                                     --------------
                INDUSTRIAL & OTHER OBLIGATIONS--5.9%
   8,372,091    Amtrak Trust 93-A, Ser. A VRN, 2.00%, due 5/7/02 (GTY: General Electric Co.) (Note A)     2.00            8,372,091
  26,023,372    Amtrak Trust 93-B, Ser. A VRN, 2.00%, due 5/7/02 (GTY: General Electric Co.) (Note A)     2.00           26,023,372
  20,218,800    Amtrak Trust 93-B, Ser. B VRN, 2.00%, due 5/7/02 (GTY: General Electric Co.) (Note A)     2.00           20,218,800
  40,000,000    BellSouth Corp., 4.11%, due 4/26/03                                                       2.66           40,557,702
 310,000,000    BellSouth Telecommunications Inc., VRN, 1.91%, due 6/5/02 (Note A)                        1.90          310,036,924
  40,000,000    BP Amoco Capital PLC, 2.37%, due 6/26/02 (GTY: British Petroleum Co. PLC)                 2.41           39,852,533
  10,000,000    CFM International, Inc., Ser. 1999A, VRDN, 2.00%, due 5/7/02
                 (GTY: General Electric Co.) (Note C)                                                     1.97           10,000,000
  10,000,000    Frontenac Properties, Inc., VRN, 2.03%, due 5/1/02
                 (GTY: Sisters of Mercy Health System, Inc.) (Note A)                                     2.03           10,000,000
  15,000,000    Public Service Co. of Colorado, 6.00%, due 4/15/03 (Insured: AMBAC)                       2.65           15,467,680
                                                                                                                     --------------
                                                                                                                        480,529,102
                                                                                                                     --------------
                LOAN PARTICIPATIONS--0.6%
  49,000,000    Luddite Associates, 2.05%, due 7/3/02 (GTY: Prudential Insurance Co. of America) (Note B) 2.05           49,000,000
                                                                                                                     --------------
                TOTAL CORPORATE OBLIGATIONS--49.3%                                                                     3,972,158,810
                                                                                                                     --------------

                BANK OBLIGATIONS

                BANK NOTES--9.3%
  50,000,000    American Express Centurion Bank, VRN, 1.84%, due 5/13/02 (Note A)                         1.85           49,996,918
  90,000,000    American Express Centurion Bank, VRN, 1.84%, due 5/14/02 (Note A)                         1.84           90,000,000
  50,000,000    American Express Centurion Bank, VRN, 1.81%, due 5/28/02 (Note A)                         1.81           50,000,000
  20,050,000    Bank of America Corp., VRN, 2.09%, due 5/13/02 (Note A)                                   1.89           20,081,712
  54,350,000    Bank of America Corp., VRN, 2.15%, due 6/17/02 (Note A)                                   2.00           54,361,586

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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                  MONEY MARKET PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 20,000,000    Bank of Scotland Treasury Services, VRN, 2.02%, due 7/25/02
                 (GTY: Bank of Scotland) (Note A)                                                         1.96      $    20,001,278
  10,000,000    Bank of Scotland Treasury Services, VRN, 1.97%, due 7/31/02
                 (GTY: Bank of Scotland) (Note A)                                                         1.90           10,002,179
   7,618,000    Bank One Corp., 6.40%, due 8/1/02                                                         1.93            7,701,585
  60,000,000    Bank One, N.A., VRN, 1.96%, due 5/23/02 (Note A)                                          1.91           60,012,723
 125,000,000    Bank One, N.A., VRN, 2.18%, due 6/17/02 (Note A)                                          1.98          125,094,897
 100,000,000    First Union National Bank, VRN, 2.00%, due 5/23/02 (Note A)                               1.83          100,041,599
  50,000,000    First USA Bank, N.A., VRN, 1.95%, due 5/14/02 (Note A)                                    1.94           50,000,613
  26,250,000    U.S. Bank, N.A., VRN, 2.01%, due 5/20/02 (Note A)                                         1.84           26,259,852
  85,000,000    Wells Fargo & Co., VRN, 1.86%, due 5/14/02 (Note A)                                       1.86           85,000,000
                                                                                                                     --------------
                                                                                                                        748,554,942
                                                                                                                     --------------

                DOMESTIC BANK SUPPORTED OBLIGATIONS--4.6%
  27,800,000    Access to Loans for Learning Student Loan Corp., Student Loan Pgm. Rev. Bonds Tax.
                Senior Ser. II-A-6, VRDN, 2.47% (LOC: State Street Bank & Trust Co.) (Note C)             2.47           27,800,000
   5,100,000    Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999 VRDN, 2.40%
                 (LOC: Bank of New York) (Note C)                                                         2.37            5,100,000
   5,700,000    Black Property Management, LLC Adj. Rate Tax. Secs., Ser. 2002, VRDN, 2.10%
                (LOC: Fifth Third Bank) (Note C)                                                          2.07            5,700,000
  17,840,000    Campus Crusade for Christ, Inc. Incremental Tax., Ser. 1997 VRDN, 1.90%
                (LOC: Wachovia Bank, N.A.) (Note C)                                                       1.87           17,840,000
   6,300,000    CEGW, Inc. Variable Rate Tax. Notes, Ser. 1999 VRDN, 2.15% (LOC: PNC Bank, N.A.) (Note C) 2.12            6,300,000
  12,100,000    Cooley, Inc. Incremental Tax., Ser. 2000 VRDN, 2.35% (LOC: Wachovia Bank, N.A.) (Note C)  2.35           12,100,000
   4,750,000    DAPSCO, Inc., Tax., Ser. 2002 VRDN, 2.10% (LOC: Fifth Third Bank) (Note C)                2.07            4,750,000
   4,500,000    Dayton Freight Lines, Inc. Tax., Ser. 2001 VRDN, 2.10% (LOC: Fifth Third Bank) (Note C)   2.07            4,500,000
  19,725,000    Dominican Sisters, St. Mary's of the Springs, Ser. 2000 VRDN, 2.10%
                 (LOC: Fifth Third Bank) (Note C)                                                         2.07           19,725,000
   5,800,000    Dormont Manuf. Co., Ser. 2000A, VRN, 2.15%, due 5/1/02 (LOC: PNC Bank, N.A.) (Note A)     2.00            5,800,000
  17,100,000    EPI Corp., Taxable Adj. Rate Nts., Ser. 1998 VRDN, 2.15% (LOC: PNC Bank, N.A.) (Note C)   2.15           17,100,000
   9,285,000    Exal Corp., Tax., Ser. 2001 VRDN, 2.10% (LOC: Fifth Third Bank) (Note C)                  2.07            9,285,000
   4,000,000    Kappa Alpha Theta Fraternity, Inc., Ser. 2001 VRDN, 2.10% (LOC: Fifth Third Bank) (Note C)2.07            4,000,000
  28,350,000    Metrocrest Hospital Authority, Ser. 89-A, 1.91%, due 5/8/02 (LOC: Bank of New York)       1.92           28,339,442
  40,000,000    NATC California LLC, 1.85%, due 7/22/02 (LOC: JPMorgan Chase Bank)                        1.86           39,831,444
  25,000,000    Provena Health CP Rev. Notes, Ser. 1998, 1.90%, due 6/5/02 (LIQ: Bank One, N.A.)          1.91           24,953,819
  35,000,000    Provena Health CP Rev. Notes, Ser. 1998, 2.00%, due 7/8/02 (LIQ: Bank One, N.A.)          2.01           34,867,778
  10,000,000    R.M.D. Corp. Tax., Ser. 2001 VRDN, 2.10% (LOC: Fifth Third Bank) (Note C)                 2.07           10,000,000
  10,000,000    RACERS Trust, Ser. 2000-8-MM, 2.09%, due 6/10/02 (LOC: JPMorgan Chase Bank)               1.97           10,002,079
   9,560,000    SouthCorr, LLC, Tax. Ser. 2001 VRDN, 1.85% (LOC: Wachovia Bank, N.A.) (Note C)            1.82            9,560,000
   4,640,000    Stech, LLP Tax. Adj. Rate Bonds, Ser. 1998 VRDN, 2.15% (LOC: PNC Bank, N.A.) (Note C)     2.12            4,640,000
  15,000,000    The Garlands of Barrington Lenders Inc. Tax., Ser. 2002A VRDN, 2.03%
                 (LOC: Bank One, N.A.) (Note C)                                                           2.00           15,000,000
  17,600,000    The Garlands of Barrington Lenders Inc. Tax., Ser. 2002B VRDN, 2.03%
                 (LOC: Bank One, N.A.) (Note C)                                                           2.00           17,600,000
  17,220,000    Turfway Park, LLC, Tax Ser. 2001 VRDN, 2.10% (LOC: Fifth Third Bank) (Note C)             2.07           17,220,000
   9,376,000    Willow Run Foods, Inc. Ser. 1999-1 VRDN, 2.15% (LOC: PNC Bank, N.A.) (Note C)             2.12            9,376,000
  12,975,000    William Thies & Sons, Inc. Tax Ser. 1999 VRDN, 1.90% (LOC: Wahovia Bank, N.A.) (Note C)   1.87           12,975,000
                                                                                                                     --------------
                                                                                                                        374,365,562
                                                                                                                     --------------

                DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT--11.8%
  50,000,000    ABN Amro Bank N.V., 2.53%, due 12/20/02                                                   2.59           49,981,112
 100,000,000    ABN Amro Bank N.V., 2.49%, due 1/6/03                                                     2.48          100,006,760
  50,000,000    Bank of Scotland, 2.48%, due 12/20/02                                                     2.48           50,000,000
  25,000,000    Barclays Bank PLC, 1.76%, due 6/17/02                                                     1.74           25,000,648
  47,900,000    Canadian Imperial Bank of Commerce, 2.39%, due 11/20/02                                   2.37           47,903,297
  90,000,000    Canadian Imperial Bank of Commerce, 2.35%, due 12/17/02                                   2.51           89,913,247
  50,000,000    Canadian Imperial Bank of Commerce, 2.48%, due 12/30/02                                   2.41           50,022,645
 135,000,000    Canadian Imperial Bank of Commerce, VRN, 1.75%, due 2/11/03 (Note A)                      1.73          135,021,156
 100,000,000    Commerzbank AG, 4.12%, due 5/15/02                                                        4.13           99,999,627
  25,000,000    Credit Agricole Indosuez S.A., 1.85%, due 6/3/02                                          1.85           25,000,000
  50,000,000    Danske Bank A/S, 2.28%, due 12/17/02                                                      2.28           50,000,000
 125,000,000    Svenska Handelsbanken AB, 3.87%, due 7/26/02                                              3.90          124,991,408
  50,000,000    UBS AG, 2.78%, due 3/24/03                                                                2.72           50,025,241
  50,000,000    Westdeutsche Landesbank GZ, VRN, 1.78%, due 5/22/02 (Note A)                              1.83           49,977,475
                                                                                                                     --------------
                                                                                                                        947,842,616
                                                                                                                     --------------


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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                  MONEY MARKET PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EURODOLLAR BANK CERTIFICATES OF DEPOSIT--3.6%
$100,000,000    Abbey National Treasury Services, 4.19%, due 7/31/02 (GTY: Abbey National PLC)            4.10     $    100,021,436
  25,000,000    Abbey National Treasury Services, 2.23%, due 8/16/02 (GTY: Abbey National PLC)            1.88           25,025,277
  73,000,000    Bayerische Landesbank GZ, 4.12%, due 5/09/02                                              4.05           73,000,234
  50,000,000    Bayerische Landesbank GZ, 4.12%, due 5/14/02                                              4.18           49,998,952
  45,000,000    Landesbank Hessen-Thueringen GZ, 4.12%, due 5/9/02                                        4.05           45,000,664
                                                                                                                     --------------
                                                                                                                        293,046,563
                                                                                                                     --------------

                FOREIGN BANK SUPPORTED OBLIGATIONS--8.6%
  50,000,000    Banco Bradesco S.A., Grand Cayman Branch, Ser. A, 1.88%, due 6/17/02 (LOC: ING Bank N.V.) 1.90           49,877,278
  12,500,000    Banco Continental de Panama, S.A., 1.87%, due 6/4/02 (LOC: ING Bank N.V.)                 1.88           12,477,924
  55,000,000    Banco Cuscatlan, S.A., Ser. A, 1.86%, due 5/8/02
                 (LOC: Banco Santander Central Hispano, S.A.)                                             1.87           54,980,108
  20,000,000    Banco Cuscatlan, S.A., Ser. A & B, 1.90%, due 5/7/02
                 (LOC: Banco Santander Central Hispano, S.A.)                                             1.91           19,993,667
  80,000,000    Banco Cuscatlan, S.A., Ser. A & B, 1.85%, due 7/11/02
                 (LOC: Banco Santander Central Hispano, S.A.)                                             1.86           79,708,111
  20,000,000    Banco Itau S.A., Ser. A & B, 3.49%, due 5/29/02
                 (LOC: Bayerische Hypo -und Vereinsbank, S.A.)                                            3.59           19,945,711
  10,000,000    Banco Itau S.A., Ser. A & B, 3.49%, due 5/31/02
                 (LOC: Bayerische Hypo -und Vereinsbank, S.A.)                                            3.59            9,970,917
  33,000,000    Banco Itau S.A., Ser. A & B, 3.67%, due 6/3/02
                 (LOC: Bayerische Hypo -und Vereinsbank, S.A.)                                            3.56           32,892,310
  86,250,000    BankBoston Latino Americano, S.A., 1.87%, due 5/13/02 (LOC: HSBC Bank USA)                1.87           86,196,525
  35,800,000    BankBoston Latino Americano, S.A., 1.88%, due 7/23/02 (LOC: HSBC Bank USA)                1.89           35,644,827
  33,736,000    Carondelet Health System, 1.87%, due 5/17/02 (LOC: Rabobank Nederland)                    1.88           33,707,962
  25,000,000    CSN Overseas, Ser. A, 2.11%, due 10/16/02 (LOC: Banco Santander Central Hispano, S.A.)    2.13           24,753,833
  15,000,000    CSN Overseas, Ser. B, 2.11%, due 10/16/02 (LOC: Banco Santander Central Hispano, S.A.)    2.13           14,852,300
  38,000,000    Inland Empire Solid Waste Fin. Auth., Ser. 1999A VRDN, 2.03%
                (LOC: Bayerische Hypo -und Vereinsbank, S.A.) (Note C)                                    2.03           38,000,000
  25,000,000    Loanstar Assets Partners II, L.P., Tax. Student Loan Rev. Bonds, Ser. 2001 VRDN, 1.88%
                (LOC: Lloyds TSB Bank PLC; GTY: MBIA) (Note C)                                            1.85           25,000,000
   6,900,000    Medical Bldg. Funding III, LLC, 2.05%, due 5/20/02 (LOC: Allied Irish Banks, PLC)         2.06            6,892,520
  33,491,000    Mt. Sinai Medical Center Realty Corp., 1.90%, due 6/5/02
                 (LOC: Landesbank Hessen-Thueringen GZ)                                                   1.91           33,429,135
   8,625,000    Mt. Sinai Medical Center Realty Corp., 2.01%, due 7/16/02
                 (LOC: Landesbank Hessen-Thueringen GZ)                                                   2.03            8,588,401
  64,365,000    Redding Life Care LLC (Meadow Ridge Proj.) First Mtg., Tax. Ser. 1998B VRDN, 1.85%
                (LOC: BNP Paribas) (Note C)                                                               1.82           64,365,000
  15,000,000    SK Global America, Inc., 1.85%, due 5/28/02 (LOC: Societe Generale)                       1.86           14,979,188
   7,515,000    Triad Group, Inc., Ser. 1997 VRDN, 1.90% (LOC: Wachovia Bank, N.A.) (Note C)              1.87            7,515,000
  16,072,000    Trinity Health Corp., Ser. 1996 CP Notes, 1.90%, due 6/5/02 (LIQ: 67% KBC Bank NV;
                33% Northern Trust Co.)                                                                   1.91           16,042,311
                                                                                                                     --------------
                                                                                                                        689,813,028
                                                                                                                     --------------

                TOTAL BANK OBLIGATIONS--37.9%                                                                          3,053,622,711
                                                                                                                     --------------

                TAXABLE MUNICIPAL OBLIGATIONS
  81,568,000    Austin, TX, Travis & Williamson County Combined Utility System,
                Taxable CP, 1.95%, due 7/8/02 (LOC: Landesbank Hessen-Thueringen GZ)                      1.96           81,267,558
  22,000,000    Blair Cty., ID, (Altoona-Blair County Dev. Corp.), Ser. 2001 VRDN, 2.00%
                (LOC: PNC Bank, N.A.) (Note C)                                                            1.97           22,000,000
  68,685,000    Brazos River Auth., TX, Collateralized PCR Bonds (TXU Electric Co. Proj.),
                 Tax., Ser. 1993, 1.86%, due 5/8/02 (LOC: JPMorgan Chase Bank)                            1.86           68,685,000
  72,335,000    Brazos River Auth., TX, PCR Refunding Bonds
                 (TXU Electric Co. Proj.) Ser. 2001G VRDN, 1.98% (LOC: JPMorgan Chase Bank) (Note C)      1.98           72,335,000
  37,600,000    Calif. PCFA Env. Imp. Rev. Bonds (ARCO Project), Taxable Ser. 1997, 1.90%, due 6/5/02
                (GTY: Atlantic Richfield Co.)                                                             1.90           37,600,000
  31,200,000    City of Albuquerque, NM, Sub. Lien Tax. Airport Rev. Bonds Ser. 2000B VRDN, 1.90%
                (LIQ: JPMorgan Chase Bank; GTY: AMBAC) (Note C)                                           1.90           31,200,000
  13,000,000    Downtown Marietta, GA. Dev. Auth., Rev. Bonds (Marietta Conf. Ctr. Proj.)
                Ser. A VRDN, 1.95% (LOC: Canadian Imperial Bank of Commerce) (Note C)                     1.95           13,000,000
   9,815,000    Downtown Marietta, GA. Dev. Auth., Rev. Bonds (Marietta Conf. Ctr. Proj.)
                Ser. B VRDN, 1.95% (LOC: Canadian Imperial Bank of Commerce) (Note C)                     1.95            9,815,000

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                                                                                                                                21


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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                  MONEY MARKET PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  3,950,000    Dutchess Cty., NY, IDA Tax., Civic Facility Rev. Bonds (St. Francis Hosp.),
                 Ser. 1999-C VRDN, 2.40% (LOC: Bank of New York) (Note C)                                 2.37    $       3,950,000
  23,900,000    Ill. Dev. Auth. Rev. Bonds, Ser. 1996 VRDN, 1.90% (LOC: Northern Trust Co.) (Note C)      1.87           23,900,000
  22,100,000    Ill. Student Asst. Comm. Student Loan Rev. Bonds, Ser. 1997B VRDN, 1.98%
                (LOC: Bank One, N.A.) (Note C)                                                            1.95           22,100,000
  18,900,000    Ill. Student Asst. Comm. Student Loan Rev. Bonds, Ser. 1998B VRDN, 1.98%
                (Insured: MBIA; LIQ: Bank of America NT & SA) (Note C)                                    1.95           18,900,000
  13,800,000    Ill. Student Asst. Comm. Student Loan Rev. Bonds, Ser. 1999B-I VRDN, 1.98%
                (Insured: MBIA; LIQ: Bank One, N.A.) (Note C)                                             1.98           13,800,000
  18,000,000    Ill. Student Asst. Comm. Student Loan Rev. Bonds, Ser. 1999B-II VRDN, 1.98%
                (Insured: MBIA; LIQ: Bank One, N.A.) (Note C)                                             1.98           18,000,000
  15,200,000    Ill. Student Asst. Comm. Student Loan Rev. Bonds, Ser. 1999B-III VRDN, 1.98%
                (Insured: MBIA; LIQ: Bank One, N.A.) (Note )                                              1.95           15,200,000
  13,700,000    Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.), Ser. 1998 VRDN, 1.90%
                (LOC: Wachovia Bank, N.A.) (Note C)                                                       1.87           13,700,000
  15,945,000    NY City Hsg. Dev. Corp. (Multi-family Mtg. Rev. Bonds) Ser. 2000A VRDN, 2.08%
                (LOC: Fleet National Bank) (Note C)                                                       2.08           15,945,000
  41,500,000    NY City Hsg. Dev. Corp. (Multi-family Mtg. Rev. Bonds), Ser. 2002A VRDN, 2.08%
                (LIQ: Fleet National Bank) (Note C)                                                       2.08           41,500,000
   4,260,000    Putnam Hospital Center (NY), Multi-mode Rev. Bonds, Ser. 1999 VRDN, 2.40%
                (LOC: Bank of New York) (Note C)                                                          2.37            4,260,000
  39,960,000    State of Texas (Veterans' Land Refunding Bonds) Tax. Ser. 2000 VRDN, 1.93%
                (LIQ: Morgan Guaranty Trust Co.) (Note C)                                                 1.93           39,960,000
  19,765,000    State of Texas (Veterans' Land Refunding Bonds) Tax. Ser. 2000A, VRDN, 1.93%
                (LIQ: Morgan Guaranty Trust Co.) (Note C)                                                 1.93           19,765,000
  20,000,000    State of Texas (Veterans' Land Refunding Bonds) Tax. Ser. 2002A VRDN, 1.93%
                (LIQ: JPMorgan Chase Bank) (Note C)                                                       1.93           20,000,000
  20,300,000    Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, 1.95%, due 7/8/02
                (LOC: Landesbank Hessen-Thueringen GZ)                                                    1.96           20,225,227
                                                                                                                     --------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--7.8%                                                                627,107,785
                                                                                                                     --------------

                REPURCHASE AGREEMENT--4.7%
 376,235,000    ABN Amro Bank, N.V.
                ~1.90%, dated 4/30/02, due 5/1/02 in the amount of $376,254,857
                ~fully collateralized by U.S. Government securities, coupon 0.00%,
                  maturity 5/31/00, value $383,760,646                                                    1.90          376,235,000
                                                                                                                     --------------

                TOTAL INVESTMENTS (cost $8,029,124,306)--99.7%                                                         8,029,124,306


                OTHER ASSETS AND LIABILITIES, NET--0.3%                                                                   21,822,777
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                 $   8,050,947,083
                                                                                                                     ==============


                      PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                               U.S. GOVERNMENT PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FEDERAL FARM CREDIT BANK--1.9%
  $8,175,000    Notes, 6.88%, due 5/1/02                                                                  1.80  $         8,175,000
   2,000,000    Notes, 6.24%, due 7/17/02                                                                 2.15            2,017,050
  11,955,000    Notes, 7.00%, due 10/28/02                                                                2.27           12,229,259
                                                                                                                     --------------
                                                                                                                         22,421,309
                                                                                                                     --------------

                FEDERAL HOME LOAN BANK--19.9%
  25,480,000    Notes, 6.75%, due 5/1/02                                                                  3.03           25,480,000
   8,000,000    Notes, 4.25%, due 5/3/02                                                                  2.31            8,000,833
  29,290,000    Notes, 7.25%, due 5/15/02                                                                 2.65           29,350,694
   1,000,000    Notes, 5.44%, due 5/17/02                                                                 2.00            1,001,496
  40,000,000    Notes, 6.88%, due 7/18/02                                                                 3.98           40,271,748
   3,000,000    Notes, 6.22%, due 7/24/02                                                                 2.60            3,024,484
   2,775,000    Notes, 6.00%, due 8/15/02                                                                 2.00            2,806,582
   1,250,000    Notes, 5.76%, due 9/23/02                                                                 2.30            1,266,767
   1,000,000    Notes, 5.16%, due 10/21/02                                                                2.90            1,010,370
   3,500,000    Notes, 4.64%, due 10/29/02                                                                2.22            3,536,526
   4,250,000    Notes, 6.25%, due 11/15/02                                                                2.09            4,343,351
   7,500,000    Notes, 2.10%, due 12/5/02                                                                 3.05            7,489,501
  35,000,000    Notes, VRN, 1.98%, due 5/7/02 (Note A)                                                    1.98           35,000,000
  68,000,000    Notes, VRN, 1.76%, due 5/20/02 (Note A)                                                   1.76           67,996,082
                                                                                                                     --------------
                                                                                                                        230,578,434
                                                                                                                     --------------

                FANNIE MAE--49.0%
  10,000,000    Discount Notes, due 7/26/02                                                               3.55            9,918,061
  10,000,000    Mortgage-backed Discount Notes, 3.59%, due 5/1/02                                         3.69           10,000,000
  25,000,000    Mortgage-backed Discount Notes, 1.77%, due 5/1/02                                         1.78           25,000,000
  23,637,000    Mortgage-backed Discount Notes, 1.78%, due 5/7/02                                         1.79           23,629,988
  50,000,000    Mortgage-backed Discount Notes, 1.80%, due 5/14/02                                        1.80           49,967,500
  10,000,000    Mortgage-backed Discount Notes, 1.74%, due 6/3/02                                         1.74            9,984,050
  30,000,000    Mortgage-backed Discount Notes, 2.45%, due 7/1/02                                         2.50           29,875,458
  16,100,000    Mortgage-backed Discount Notes, 1.93%, due 7/1/02                                         1.94           16,047,349
  35,000,000    Mortgage-backed Discount Notes, 2.08%, due 7/1/02                                         2.11           34,876,644
  10,000,000    Mortgage-backed Discount Notes, 1.87%, due 7/1/02                                         1.89            9,968,314
  24,275,906    Mortgage-backed Discount Notes, 1.95%, due 7/2/02                                         1.96           24,194,379
  50,000,000    Mortgage-backed Discount Notes, 1.92%, due 7/8/02                                         1.93           49,818,667
  15,000,000    Mortgage-backed Discount Notes, 1.81%, due 8/1/02                                         1.82           14,930,617
  24,000,000    Mortgage-backed Discount Notes, 1.94%, due 9/3/02                                         1.96           23,838,333
  10,000,000    Mortgage-backed Discount Notes, 1.92%, due 11/1/02                                        1.95            9,901,867
  20,000,000    Mortgage-backed Discount Notes, 2.11%, due 12/2/02                                        2.15           19,747,972
  10,000,000    Notes, 3.95%, due 7/5/02                                                                  3.93           10,000,000
  17,808,000    Notes, 6.75%, due 8/15/02                                                                 2.50           18,028,104
   7,500,000    Notes, 6.30%, due 8/19/02                                                                 2.03            7,594,051
   4,000,000    Notes, 5.90%, due 10/10/02                                                                2.24            4,063,455
  16,192,000    Notes, 6.38%, due 10/15/02                                                                2.53           16,495,794
   2,200,000    Notes, 7.05%, due 11/12/02                                                                2.09            2,256,811
  25,000,000    Notes, VRN, 1.82%, due 5/1/02 (Note A)                                                    1.82           25,000,000
  35,000,000    Notes, VRN, 1.81%, due 5/1/02 (Note A)                                                    1.81           35,000,000
  50,000,000    Notes, VRN, 1.74%, due 5/5/02 (Note A)                                                    1.74           50,000,000
  30,000,000    Notes, VRN, 1.71%, due 5/26/02 (Note A)                                                   1.71           29,998,299
   6,149,000    STRIPS, due 5/15/02                                                                       3.75            6,140,102
                                                                                                                     --------------
                                                                                                                        566,275,815
                                                                                                                     --------------
                FREDDIE MAC--5.2%
   3,130,000    Notes, 5.50%, due 5/15/02                                                                 2.40            3,133,643
  31,125,000    Notes, 6.25%, due 10/15/02                                                                2.09           31,709,024
  25,000,000    Notes, 2.27%, due 11/7/02                                                                 2.34           24,697,847
                                                                                                                     --------------
                                                                                                                         59,540,514
                                                                                                                     --------------

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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                               U.S. GOVERNMENT PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------


                STUDENT LOAN MARKETING ASSOCIATION--1.8%
$ 20,000,000    Notes, VRN, 1.84%, due 5/6/02 (Note A)                                                    1.84    $     20,029,749
                                                                                                                     -------------

                TENNESSEE VALLEY AUTHORITY--0.4%
   4,475,000    Notes, 6.00%, due 9/24/02                                                                 1.92           4,546,919
                                                                                                                     -------------

                U.S. GOVERNMENT GUARANTEED OBLIGATIONS--16.5%
  29,667,000    Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), 1.91%, due 6/18/02            1.92          29,591,448
  51,358,000    Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), 1.91%, due 6/18/02           1.92          51,227,209
  33,880,000    Clement Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), 1.91%, due 6/18/02            1.92          33,793,719
  76,925,000    KE Export Leasing (2001), Ltd. (EXIM Bank Guaranteed Discount Notes), 1.87%, due 7/17/02  1.88          76,613,327
                                                                                                                     -------------
                                                                                                                       191,225,703
                                                                                                                     -------------

                REPURCHASE AGREEMENTS--7.1%
  82,149,000    ABN Amro Bank, N.V.
                ~1.90%, dated 4/30/02, due 5/1/02 in the amount of $82,153,336
                ~fully collateralized by U.S. Government securities, coupon 0.00%,
                  maturity 5/31/02, value $83,792,761                                                     1.90          82,149,000
                                                                                                                     -------------
                TOTAL INVESTMENTS (cost $1,176,767,443)--101.8%                                                      1,176,767,443

                LIABILITIES IN EXCESS OF OTHER ASSETS--(1.8%)                                                          (20,932,498)
                                                                                                                     -------------

                NET ASSETS--100.0%                                                                                 $ 1,155,834,945
                                                                                                                     =============




                      PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS

                ALABAMA--2.1%
$    600,000    HFA SFM Rev. Bonds, Ser. 2001 A2, 3.90%, due 10/1/02
                 (Collateralized:  50% GNMA, 50% Fannie Mae)                                             1.70      $        605,500
   4,420,000    Huntsville IDB Rev. Bonds (Central CPVC Corp.Proj.) Ser.1998 VRDN, 1.85%
                (LOC: First Union National Bank ) (Note C)                                                1.85            4,420,000
   3,000,000    Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) VRDN, 1.90%
                (LOC: First Union National Bank) (Note C)                                                 1.90            3,000,000
   4,650,000    Montgomery IDR Bonds (Anderson ALACO Lawn Proj.) VRDN, 1.80%
                (LOC: U.S. Bank, N.A.) (Note C)                                                           1.80            4,650,000
     500,000    Water PCR  Bonds, 4.50%, due 8/15/02 (Insured: AMBAC)                                     1.90              503,735
                                                                                                                     --------------
                                                                                                                         13,179,235
                                                                                                                     --------------

                ALASKA--0.4%
   2,000,000    IDA Rev. Bonds (Alaska Hotel Properties, Inc.) VRDN, 1.65%
                (LOC: National Westminster Bank) (Note C)                                                 1.65            2,000,000
     335,000    Municipal Bond Bank Rev. Bonds, 4.25%, due 12/1/02 (Insured: FSA)                         1.55              340,261
                                                                                                                     --------------
                                                                                                                          2,340,261
                                                                                                                     --------------

                ARIZONA--0.3%
   2,200,000    Pima County IDA Rev. Bonds (Tucson Elec. Co. Proj.) VRDN, 1.65%
                (LOC: Societe Generale) (Note C)                                                          1.65            2,200,000
                                                                                                                     --------------

                ARKANSAS--0.6%
   3,850,000    DFA Rev. Bonds (Conestoga Wood Proj.) VRDN, 1.85%
                (LOC: First Union National Bank) (Note C)                                                 1.85            3,850,000
     215,000    DFA Rev. Bonds, Ser. B, 3.30%, due 7/1/02 (Collateralized: GNMA)                          3.30              215,000
                                                                                                                     --------------
                                                                                                                          4,065,000
                                                                                                                     --------------

                CALIFORNIA--6.1%
   5,000,000    Higher Educ. Loan Auth. Rev. Bonds, Ser. 1987A, 2.70%, put 7/1/02 (LOC: SLMA)             2.70            5,000,000
  16,239,691    Newman Capital Trust, Class A , Ser. 2001-1 VRDN, 1.88% (LIQ: Freddie Mac) (Notes C, E)   1.88           16,239,691
   4,000,000    RANS, 3.25%, due 6/26/02                                                                  2.00            4,007,785
   5,540,000    Riverside Hsg. Auth. Rev. Bonds (Woodcreek Proj.) VRDN, 1.65% (LIQ: Freddie Mac) (Note C) 1.65            5,540,000
   8,000,000    School Cash Reserve Prog. Auth. Rev. Notes, Ser. A, 4.00%, due 7/3/02  (Insured: AMBAC)   2.65            8,018,157
                                                                                                                     --------------
                                                                                                                         38,805,633
                                                                                                                     --------------

                COLORADO--3.5%
   4,125,000    Colorado Springs Rev. Bonds (Sinton Dairy Proj.) VRDN, 1.85%
                (LOC: Wells Fargo Bank) (Note C)                                                          1.85             4,125,000
     420,000    Denver City & Cty. Airport Rev. Bonds, Ser. 1992C, 6.75%,
                due 11/15/02 prerefunded @ 102 (Note D)                                                   1.60              439,930
   4,370,000    Denver City & Cty. Airport Rev. Bonds, Ser. 1997A, 1.30%, due 4/3/02
                (LOC: Bayerische Landesbank GZ)                                                           1.30            4,370,000
   5,000,000    Denver City & Cty. Airport Rev. Bonds, VRDN, 1.85% (LIQ: Bank of New York) (Notes C, E)   1.85            5,000,000
   2,400,000    Douglas Cty. Hsg. Rev. Bonds (Autumn Chase Proj.) VRDN, 1.70% (LIQ: Freddie Mac) (Note C) 1.70            2,400,000
   5,100,000    HEFA Rev. Bonds (Skyline Proj.) Ser. B VRDN, 1.70% (LOC: KBC Bank, NV) (Note C)           1.70            5,100,000
   1,000,000    Pitkin IDR Bonds (Aspen Skiing Co. Proj.) VRDN, 1.70% (LOC: Bank One, N.A.) (Note C)      1.70            1,000,000
                                                                                                                     --------------
                                                                                                                         22,434,930
                                                                                                                     --------------

                DELAWARE--0.2%
   1,160,000    Wilmington Community Rev. Bonds, VRDN, 1.85% (LOC: First Union National Bank) (Note C)    1.85            1,160,000
                                                                                                                     --------------

                DISTRICT OF COLUMBIA--7.2%
   7,000,000    Enterprise Zone Rev. Bonds (K-Mart Corp.) VRDN, 2.30% (LOC: Bank of New York) (Note C)    2.30            7,000,000
  12,000,000    HFA COP (Tyler House Apts. Proj.) Ser. 1995A VRDN, 1.95%
                (LOC: Landesbank Hessen-Thueringen GZ) (Note C)                                           1.95           12,000,000
  17,555,000    HFA Rev. Bonds, VRDN Ser. D, 1.85% (LIQ: Lehman Brothers) (Notes C, E)                    1.85           17,555,000
   5,000,000    Metropolitan Airport Rev. Bonds, VRDN, 1.85% (LIQ: Lehman Brothers) (Notes C, E)          1.85            5,000,000
   4,000,000    Water & Sewer Rev. Bonds (Eagle Trust Certs.) VRDN, 1.78%
                (LIQ: Citibank, N.A.) (Notes C, E)                                                        1.78            4,000,000
                                                                                                                     --------------
                                                                                                                         45,555,000
                                                                                                                     --------------

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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA--5.4%
$  2,000,000    Board of Education GO Bonds (ABN-Amro Munitops 1998) VRDN, 1.76%
                (LIQ: ABN-Amro Bank, N.V.) (Notes C, E)                                                   1.76   $        2,000,000
     440,000    Celebration CDA Rev. Bonds, 2.00%, due 5/1/03 (Insured: MBIA)                             2.10              439,562
     360,000    Dunedin Hosp. Rev. Bonds (Mease Health Care) 4.85%, due 11/15/02 (Insured: MBIA)          2.10              365,283
     400,000    Muni. Power Agency Rev. Bonds (Stanton II Proj.) 6.50%,
                prerefunded 10/1/02 @ 102 (Note D)                                                        2.10              415,202
     225,000    Orange Cty. School Board COP Rev. Bonds, 4.50%, due 8/1/02 (Insured: AMBAC)               2.75              225,971
   1,000,000    Orange Cty. School Board COP Rev. Bonds, 4.80%, due 8/1/02 (Insured: MBIA)                2.90            1,004,668
     300,000    Osceola Cty. Gas Tax Rev. Bonds, 5.50%, due 4/1/03 (Insured: FGIC)                        1.90              309,745
     250,000    Palm Beach Cty. Solid Waste Rev. Bonds, 4.70%, due 10/1/02 (Insured: AMBAC)               1.75              253,061
     250,000    Pasco Cty. Sch. Board COP Rev. Bonds, 6.20%, due 8/1/02 (Insured: FSA)                    2.80              252,098
  11,800,000    Sarasota Cty. Pub. Hosp. Dist. Rev. Bonds (Sarasota Mem. Hosp.) Ser. 1A, 1.55%,
                due 6/10/02 (LOC: SunTrust Bank)                                                          1.55           11,800,000
   1,800,000    St. Johns Cty. IDA Rev. Bonds (Coastal Health Investors Ltd. Proj.)
                Ser. 1986 VRDN, 1.80%, (LOC: SunTrust Bank) (Note C)                                      1.80            1,800,000
   7,120,000    Sunrise Utility Sys. Rev. Bonds, Ser. PCR17 VRDN, 1.93%
`               (LIQ: Citibank, N.A.) (Notes C, E)                                                        1.93            7,120,000
   2,500,000    Sunshine St. Governmental Fin. Comm. Rev. Bonds, Ser. G, 1.55%, due 6/6/02
                (SBPA: Landesbank Hessen-Thueringen GZ)                                                   1.55            2,500,000
   5,765,000    Volusia Cty. HFA Rev. Bonds (Fishermans Landing Apt. Proj.)
                VRDN, 1.70% (LOC: Fannie Mae) (Note C)                                                    1.70            5,765,000
                                                                                                                     --------------
                                                                                                                         34,250,590
                                                                                                                     --------------

                GEORGIA--5.0%
   4,171,000    Dekalb Cty. Hsg. Auth. SFM Rev. Bonds, Ser. 1997A VRDN, 1.98%
                (LIQ: Bank of New York) (Notes C, E)                                                      1.98            4,171,000
   4,260,000    Fulton Cty. Facs. Corp. COP Rev. Bonds, 5.00%, due 11/1/02 (Insured: AMBAC)               2.10            4,321,127
   1,400,000    Gwinnett Cty. IDR (Barco Inc. Proj.) VRDN, 1.85%
                (LOC: First Union National Bank) (Note C)                                                 1.85            1,400,000
  20,000,000    Road & Thruway Auth. Rev. Notes, 2.75%, due 11/20/02                                      2.30           20,009,342
     225,000    Upson Cty. Sales Tax GO Bonds, 5.25%, due 8/1/02 (Insured: AMBAC)                         2.20              226,702
   1,900,000    Valdosta Lowndes Cty. IDR Bonds (Reames Cos. Proj.) Ser 1998 VRDN, 1.80%
                (LOC: Nationsbank, N.A.) (Note C)                                                         1.80            1,900,000
                                                                                                                     --------------
                                                                                                                         32,028,171
                                                                                                                     --------------

                IDAHO--0.1%
     485,000    Blaine Cty. SD GO Bonds, 7.00%, due 8/1/02 (Insured: FSA)                                 2.80              490,011
                                                                                                                     --------------

                ILLINOIS--4.9%
   2,625,000    Chicago Sales Tax Rev. Bonds, VRDN, 1.93% (LIQ: Citibank, N.A.) (Note C)                  1.93            2,625,000
   4,480,000    Chicago Water Rev. Bonds (MERLOT) 1.65%, put 1/27/03
                (LIQ: First Union National Bank) (Note E)                                                 1.65            4,480,000
   1,575,000    DFA Rev. Bonds (D.E. Akin Seed Proj.) VRDN, 1.85% (LOC: Banc One, N.A.) (Note C)          1.85            1,575,000
     800,000    DFA Rev. Bonds (Profile Plastics Proj.) VRDN, 1.80% (LOC: LaSalle National Bank) (Note C) 1.80              800,000
   2,600,000    Educ. Facs. Auth. Rev. Bonds (Lincoln Park Society) VRDN, 1.70%
                (LOC: LaSalle National Bank) (Note C)                                                     1.70            2,600,000
   1,535,000    Glenview GO Bonds, 2.00%, due 12/1/02                                                     1.50            1,539,459
   1,130,000    Health Fac. Auth. Rev. Bonds, 5.00%, due 8/15/02 (Insured: FGIC)                          2.35            1,137,836
   3,630,000    Lake Cty. Solid Waste Rev. Bonds VRDN, 2.03% (LOC: LaSalle National Bank) (Note C)        2.03            3,630,000
   1,700,000    Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) VRDN, 1.85%
                (LOC: JPMorgan Chase Bank) (Note C)                                                       1.85            1,700,000
     400,000    Lake Cty. Township High School SD #113 GO Bonds, 3.85%, due 12/1/02                       2.00              404,273
     700,000    Madison Cty. Envir. Rev. Bonds (Shell-Wood River Proj.) Ser. 1997A VRDN, 1.75% (Note C)   1.75              700,000
   1,130,000    North Aurora IDR Bonds (Oberweiss Dairy Inc. Proj.) VRDN, 1.80%
                (LOC: Lasalle National Bank) (Note C)                                                     1.80            1,130,000
   1,000,000    Oswego IDR Bonds (Griffith Labs Proj.) VRDN, 1.85% (LOC: ABN-Amro Bank, N.V.) (Note C)    1.85            1,000,000
   5,000,000    Paris IDR Bonds (Simonton Building Products Inc. Proj.)
                VRDN, 1.90% (LOC: PNC Bank) (Note C)                                                      1.90            5,000,000
   2,200,000    Richmond IDR Bonds (Maclean Fogg Co. Proj.) VRDN, 2.20% (LOC: Bank of America) (Note C)   2.20            2,200,000
     800,000    Southwestern Illinois Dev. Auth. Solid Waste Disp. (Shell Oil Co.-Wood River Proj.)
                Ser. 92 VRDN, 1.75% (Note C)                                                              1.75              800,000
                                                                                                                     --------------
                                                                                                                         31,321,568
                                                                                                                     --------------


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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA--3.6%
$  2,400,000    DFA Rev. Bonds (Pureair on Lake Proj.) Ser. A, 1.70%, due 8/9/02
                (LOC: Landesbank Hessen-Thueringen GZ)                                                    1.70  $         2,400,000
   1,950,000    Employment Dev. Commission Rev. Bonds (Fischer Enterprises Proj.) VRDN, 1.90%
                (LOC: PNC Bank) (Note C)                                                                  1.90            1,950,000
   5,000,000    Indianapolis Airport Auth. Rev. Bonds, 1.60%, due 6/11/02 (LOC: Bank One, N.A.)           1.60            5,000,000
  10,000,000    Indianapolis Airport Auth. Rev. Bonds, 1.60%, due 6/7/02 (LOC: Bank One, N.A.)            1.60           10,000,000
     200,000    Indianapolis Gas Util. Sys. Rev. Bonds, 5.00%, due 8/15/02 (Insured: AMBAC)               2.20              201,600
   1,250,000    New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.) VRDN, 1.90% (LOC: PNC Bank) (Note C) 1.90            1,250,000
     665,000    North Montgomery High School Bldg. Corp. Rev. Bonds, 4.00%, due 7/5/02 (Insured: FSA)     1.50              667,976
   1,300,000    Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.) VRDN, 1.95%
                (LOC: Bank One, N.A.) (Note C)                                                            1.95            1,300,000
     250,000    University Rev. Bonds, 5.00%, due 10/1/02 (Insured: FGIC)                                 2.00              252,623
                                                                                                                     --------------
                                                                                                                         23,022,199
                                                                                                                     --------------

                IOWA--0.5%
   3,250,000    Dubuque (Jeld-Wen, Inc. Proj.) Ser. 1988 VRDN, 1.99% (LOC: ABN-Amro Bank, N.V.) (Note C)  1.99            3,250,000
     230,000    Westwood CSD GO Bonds, 4.00%, due 5/1/02 (Insured: AMBAC)                                 2.90              230,000
                                                                                                                     --------------
                                                                                                                          3,480,000
                                                                                                                     --------------

                KANSAS--0.8%
     460,000    McPherson GO Bonds, 2.60%, due 8/1/02 (Insured: AMBAC)                                    2.58              460,020
   4,710,000    Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) VRDN, 1.87%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.87            4,710,000
                                                                                                                     --------------
                                                                                                                          5,170,020
                                                                                                                     --------------

                KENTUCKY--2.3%
   5,000,000    Asset/Liability Comm. GO TRANS, Ser. B, 1.24%, due 6/26/02                                1.24            5,000,000
   3,000,000    Carroll Cty. Solid Waste Rev. Bonds (North American Stainless) VRDN, 1.80%
                (LOC: Fifth Third Bank) (Note C)                                                          1.80            3,000,000
   2,075,000    Cynthiana IDR Bonds (Bullard Co. Proj.) VRDN, 1.85% (LOC: Bank One, N.A.) (Note C)        1.85            2,075,000
     200,000    Louisville & Jefferson Cty. Rev. Bonds, 4.80%, due 5/15/02 (Insured: MBIA)                2.55              200,171
   3,000,000    Mayfield IDR Bonds (Seaboard Farms of KY Inc. Proj.) VRDN, 1.80%
                (LOC: SunTrust Bank) (Note C)                                                             1.80            3,000,000
   1,000,000    Morgantown Health Care Fac. Rev. Bonds (Southern Health Care Systems Proj.) VRDN, 1.80%
                (LOC: Bank One, N.A.) (Note C)                                                            1.80            1,000,000
     500,000    Turnpike Auth. (Trust Rec.) Ser. 17 VRDN, 1.80% (LIQ: Commerzbank AG) (Notes C, E)        1.80              500,000
                                                                                                                     --------------
                                                                                                                         14,775,171
                                                                                                                     --------------

                LOUISIANA--0.6%
   1,500,000    GO Bonds, 6.00%, due 8/1/02 (Insured: FGIC)                                               2.00            1,514,957
   2,000,000    Jefferson Parish IDR Rev. Bonds (George J. Ackel Sr. Proj.)
                VRDN, 1.75% (LOC: Regions Bank) (Note C)                                                  1.75            2,000,000
                                                                                                                     --------------
                                                                                                                          3,514,957
                                                                                                                     --------------

                MAINE--0.3%
   2,000,000    Public Util. Fin. Rev. Bonds (Maine Public Service Co. Proj.) VRDN, 1.80%
                (LOC: Bank of New York) (Note C)                                                          1.80            2,000,000
                                                                                                                     --------------

                MARYLAND--1.6%
   2,800,000    CDA Rev. Bonds, VRDN Ser. 2000CMC3, 1.85% (LIQ: JPMorgan Chase Bank) (Notes C, E)         1.85            2,800,000
   5,750,000    Frederick Cty. Rev. Bonds (Mount St. Mary's) Ser. B, VRDN, 1.70%
                (LOC: SunTrust Bank) (Note C)                                                             1.70            5,750,000
   1,890,000    Health & Higher Ed. Rev. Bonds (North Arundel Hosp. Proj.)
                VRDN, 1.70% (LOC: Mellon Bank) (Note C)                                                   1.70            1,890,000
                                                                                                                     --------------
                                                                                                                         10,440,000
                                                                                                                     --------------



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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS--3.0%
$  2,710,000    HEFA Rev. Bonds (Becker College) Ser. A1 VRDN, 1.65% (LOC: Fleet National Bank) (Note C)  1.65  $         2,710,000
     700,000    IDA Rev. Bonds (October Co. Inc. Proj.) VRDN, 1.85% (LOC: Fleet National Bank) (Note C)   1.85              700,000
   2,695,000    IDR Bonds (Frequency & Time Sys.) VRDN, 1.85% (LOC: Wells Fargo Bank) (Note C)            1.85            2,695,000
   3,750,000    New England Educ. Loan Marketing Corp. Rev. Bonds, Ser. 1993G, 5.20%, due 8/1/02          2.00            3,779,886
   8,000,000    North Adams BANS GO Notes, 2.40%, due 2/26/03                                             1.80            8,038,858
   1,400,000    Pittsfield GO BANS, 2.75%, due 3/21/03                                                    2.00            1,409,134
                                                                                                                     --------------
                                                                                                                         19,332,878
                                                                                                                     --------------

                MICHIGAN--1.6%
     450,000    Allegan Public SD GO Bonds, 5.75%, due 5/1/02 (Insured: AMBAC)                            1.70              450,000
   2,570,000    Building Auth. Rev. Bonds, 5.30%, due 10/1/02 (Escrowed to Maturity) (Note D)             1.90            2,606,170
     445,000    Genessee Cty. Rev. Bonds, 3.80%, due 8/1/02 (Insured: AMBAC)                              2.30              446,655
     225,000    Novi Special Assessment GO Bonds, 6.75%, due 10/1/02 (Insured: AMBAC)                     2.00              229,421
   4,600,000    Strategic Fund PCR Rev. Bonds (Clark Retirement Community Proj.) VRDN, 1.65%
                (LOC: Fifth Third Bank) (Note C)                                                          1.65            4,600,000
   1,300,000    Strategic Fund PCR Rev. Bonds (Jo-Mar Family/Troy Tube & Mfg. Proj.) VRDN, 1.90%
                (LOC: Fifth Third Bank) (Note C)                                                          1.90            1,300,000
     300,000    Underground Storage Rev. Bonds, 5.50%, due 5/1/02 (Insured: AMBAC)                        2.00              300,000
                                                                                                                     --------------
                                                                                                                          9,932,246
                                                                                                                     --------------

                MINNESOTA--0.3%
   2,000,000    Minneapolis Multi-Family Hsg. Rev. Bonds (Seven Corners Apts. Proj.) VRDN, 1.70%
                (LOC: Wells Fargo Bank) (Note C)                                                          1.70            2,000,000
                                                                                                                     --------------

                MISSISSIPPI--0.2%
   1,200,000    Business Fin. Corp. IDR Bonds (Lehman-Roberts Co.Proj.) Ser. A VRDN, 1.85%
                (LOC: Nationsbank, N.A.) (Note C)                                                         1.85            1,200,000
                                                                                                                     --------------

                MISSOURI--0.3%
   1,775,000    Warrensburg IDA Rev. Bonds (Swisher Mower Inc. Proj.) VRDN, 1.80%
                (LOC: Nationsbank, N.A.) (Note C)                                                         1.80            1,775,000
                                                                                                                     --------------

                MONTANA--0.2%
   1,300,000    Butte Silver Bow PCR Bonds (Rhone-Poulenc Inc. Proj.) VRDN, 1.75%
                (LOC: Banque Nationale de Paris) (Note C)                                                 1.75            1,300,000
                                                                                                                     --------------

                NEBRASKA--0.2%
   1,555,000    Inv. Fin. Auth. Rev. Bonds (Nebraska Methodist Hosp.) 5.00%, due 11/1/02 (Insured: MBIA)  1.70            1,580,633
                                                                                                                     --------------

                NEVADA--0.1%
     500,000    Las Vegas GO Bonds, 6.30%, due 10/1/02 (Insured: FGIC)                                    2.25              508,339
                                                                                                                     --------------

                NEW HAMPSHIRE--1.9%
   6,600,000    Business Fin. Auth. (Wiggins Airway Inc. Proj.) VRDN, 1.75%
                (LOC: Fleet National Bank) (Note C)                                                       1.75            6,600,000
   4,100,000    Business Fin. Auth. Rev. Bonds (Foundation for Seacoast Health) Ser. A VRDN, 1.80%
                (LOC: Fleet National Bank) (Note C)                                                       1.80            4,100,000
   1,250,000    Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser. B, VRDN, 1.90%
                (LOC: PNC Bank) (Note C)                                                                  1.90            1,250,000
                                                                                                                     --------------
                                                                                                                         11,950,000
                                                                                                                     --------------

                NEW JERSEY--0.5%
     400,000    Cape May Cty. Muni. Util. Rev. Bonds,  4.90%, due 8/1/02 (Insured: AMBAC)                 2.25              402,629
   2,500,000    Hsg. & Mortgage Fin. Agency, Ser. C, 2.30%, due 5/1/03 (Insured: FSA)                     2.24            2,501,447
                                                                                                                     --------------
                                                                                                                          2,904,076
                                                                                                                     --------------


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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO--2.1%
$  1,200,000    Albuquerque IDR Bonds (CVI Laser Corp. Proj.) Ser. 1998 VRDN, 1.85%
                (LOC: Nationsbank, N.A.) (Note C)                                                         1.85   $        1,200,000
   1,240,000    Albuquerque IDR Bonds (Karsten Co. of New Mexico) Ser. 1997A VRDN, 2.05%
                (LOC: Bank One, N.A.) (Note C)                                                            2.05            1,240,000
   3,700,000    Farmington IDR Bonds (Independent Mobility Sys. Proj.) Ser. A VRDN, 1.85%
                (LOC: Bank of America) (Note C)                                                           1.85            3,700,000
   7,070,000    GO Bonds, 4.00%, due 9/1/02                                                               2.50            7,104,939
     400,000    Mortgage Fin. Auth. Rev. Bonds (Eagle Trust) VRDN, 2.03%
                (LIQ: Citibank, N.A.) (Notes C, E)                                                        2.03              400,000
                                                                                                                     --------------
                                                                                                                         13,644,939
                                                                                                                     --------------

                NORTH CAROLINA--0.8%
   1,000,000    Burke Cty. PCR Bonds (Jobst Institute Inc. Proj.) VRDN, 1.80%
                (LOC: Wachovia Bank) (Note C)                                                             1.80            1,000,000
     500,000    GO Bonds, 4.50%, due 5/1/02                                                               2.00              500,000
   3,325,000    Mecklenberg Cty. IFA Rev. Bonds (Chiron America Inc. Proj.) VRDN, 1.80%
                (LOC: Bank of America) (Note C)                                                           1.80            3,325,000
                                                                                                                     --------------
                                                                                                                          4,825,000
                                                                                                                     --------------

                OHIO--1.2%
   3,660,000    Franklin Cty. IDR Bonds (IDS Acquisition Corp. Proj.) VRDN, 2.00%
                (LOC: Bank One, N.A.) (Note C)                                                            2.00            3,660,000
   4,000,000    HFA Rev. Notes, Ser. E, 2.75%, due 8/15/02 (GIC: FGIC)                                    2.75            4,000,000
                                                                                                                     --------------
                                                                                                                          7,660,000
                                                                                                                     --------------

                OKLAHOMA--3.3%
     545,000    DFA Rev. Bonds, 2.00%, due 2/1/03 (Insured: AMBAC)                                        1.80              545,808
     605,000    Lawton Water Auth. Rev. Bonds, 4.50%, due 9/1/02 (Insured: AMBAC)                         2.35              609,301
     200,000    Sand Springs Water Auth. Rev. Bonds, 2.00%, due 5/1/02 (Insured: AMBAC)                   2.00              200,000
   5,130,000    Tulsa Parking Auth. Rev. Bonds (Williams Center Proj.) Ser. A , 2.00%, put 5/15/02
                (LOC: Bank of America)                                                                    2.00            5,130,000
  14,750,000    Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 1.40%, put 9/2/02
                (SBPA: Bayerische Landesbank GZ)                                                          1.40           14,750,000
                                                                                                                     --------------
                                                                                                                         21,235,109
                                                                                                                     --------------

                OREGON--0.7%
   4,200,000    Hillsboro Rev. Bonds (Oregon Graduate Institute)  VRDN, 1.75%
                (LOC: Comerica Bank) (Note C)                                                             1.75            4,200,000
     460,000    Polk Cty. GO Bonds, 2.10%, due 12/1/02 (Insured: FSA)                                     2.10              460,000
                                                                                                                     --------------
                                                                                                                          4,660,000
                                                                                                                     --------------

                PENNSYLVANIA--4.5%
   2,800,000    Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (Central Blood Bank) VRDN, 1.80%
                (LOC: PNC Bank) (Note C)                                                                  1.80            2,800,000
   1,100,000    Bethel Township IDA (Brentwood Industries Inc. Proj.) VRDN, 1.85%
                (LOC: Corestates Bank) (Note C)                                                           1.85            1,100,000
   8,820,000    Cambria Cty. IDA Rev. Bonds (Cambria Cogen Co. Proj.) Ser. 1998A2 VRDN, 1.78%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       1.78            8,820,000
     600,000    Dauphin Cty PA, Gen. Auth. Rev. Bonds, 4.60%, put 6/3/02 (Insured: AMBAC)                 3.00              600,849
   2,400,000    EDA Rev. Bonds (SJ Bailey & Sons, Inc. Proj.) VRDN, 1.90% (LOC: PNC Bank) (Note C)        1.90            2,400,000
   1,000,000    Erie Cty. Hosp. Auth. Rev. Bonds (Hamot Health) 4.25%, due 5/15/03 (Insured: AMBAC)       2.15            1,021,441
   1,200,000    Higher Educ. Rev. Bonds (Carlow College) Ser. B2, 2.15%, put 11/1/02 (LOC: PNC Bank)      2.15            1,200,000
   2,450,000    Higher Educ. Rev. Bonds (Messiah College) Ser. C2, 2.15%, put 11/1/02 (LOC: PNC Bank)     2.15            2,450,000
   2,800,000    Higher Educ. Rev. Bonds (Wilkes College) Ser. B8, 2.15%, put 11/1/02 (LOC: PNC Bank)      2.15            2,800,000
   1,700,000    Philadelphia IDR Bonds (Henry H. Ottens Mfg. Proj.) VRDN, 1.90%
                (LOC: First Union National Bank) (Note C)                                                 1.90            1,700,000
   3,450,000    Westmoreland Cty. IDA Rev. Bonds (Advance USA Proj.) Ser.1999A VRDN, 1.90%
                (LOC: PNC Bank) (Note C)                                                                  1.90            3,450,000
                                                                                                                     --------------
                                                                                                                         28,342,290
                                                                                                                     --------------


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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND--0.5%
$    550,000    Coventry GO Bonds, 5.00%, due 11/1/02 (Insured: AMBAC)                                    2.00  $           558,183
   2,500,000    Ind. Fac. Corp. IDR Bonds (NFA Corp. Proj.) VRDN, 1.75%
                (LOC: Fleet National Bank) (Note C)                                                       1.75            2,500,000
                                                                                                                     --------------
                                                                                                                          3,058,183
                                                                                                                     --------------

                SOUTH CAROLINA--4.6%
   4,000,000    Greenville City & Cty. IDR Bonds (Stevens Aviation Tech. Serv. Facs. Proj.)
                Ser. 97, VRDN, 1.85% (LOC: First Union National Bank) (Note C)                            1.85            4,000,000
   1,945,000    Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999A VRDN, 1.90%
                (LOC: PNC Bank) (Note C)                                                                  1.90            1,945,000
   4,465,000    Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B VRDN, 1.90%
                (LOC: PNC Bank) (Note C)                                                                  1.90            4,465,000
   2,400,000    Jobs EDA Rev. Bonds (Klockner Namasco Proj.) VRDN, 1.80%
                (LOC: Bayerische Landesbank GZ) (Note C)                                                  1.80            2,400,000
   6,700,000    Jobs EDA Rev. Bonds (Zeuna Starker USA, Inc. Proj.) VRDN, 1.85%
                (LOC: Bayerische Landesbank GZ) (Note C)                                                  1.85            6,700,000
   1,700,000    Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) VRDN, 1.85%
                (LOC: First Union National Bank) (Note C)                                                 1.85            1,700,000
   8,000,000    Port Auth. Rev. Bonds (ABN-Amro Munitops #7) VRDN, 1.81%
                (LIQ: ABN-Amro Bank, N.V.) (Notes C, E)                                                   1.81            8,000,000
                                                                                                                     --------------
                                                                                                                         29,210,000
                                                                                                                     --------------

                SOUTH DAKOTA--0.5%
     625,000    Lease Rev. Bonds, Ser. A, 8.20%, due 9/1/02 (Insured: FSA)                                2.00              637,859
   2,485,000    Sioux Falls Rev. Bonds (Evangelical Lutheran Proj.) VRDN, 1.85%
                (SBPA: Norwest Bank) (Note C)                                                             1.85            2,485,000
                                                                                                                     --------------
                                                                                                                          3,122,859
                                                                                                                     --------------

                TENNESSEE--3.2%
   3,250,000    Franklin Cty. IDB Rev. Bonds (Franklin Ind. Inc. Proj.) VRDN, 1.90%
                (LOC: Nationsbank, N.A.) (Note C)                                                         1.90            3,250,000
     265,000    HDA Rev. Bonds, Ser. 2001-3A, 2.85%, due 1/1/03                                           2.70              265,259
   3,800,000    Hendersonville  Hsg. IDB Rev. Bonds (Windsor Park Proj.) VRDN, 1.78%
                (LIQ: Fannie Mae) (Note C)                                                                1.78            3,800,000
  10,000,000    Metropolitan Government Davidson Cty. GO Bonds (ABN-Amro Munitops) Ser. 1999-1, 1.78%
                (LIQ: ABN-Amro, N.V.) (Notes C, E)                                                        1.78           10,000,000
   3,000,000    Tennergy Corp. Gas Rev. Bonds, 4.50%, due 6/1/02                                          3.40            3,002,730
                                                                                                                     --------------
                                                                                                                         20,317,989
                                                                                                                     --------------

                TEXAS--8.2%
     870,000    Bell Cty. Health Facs. Rev. Bonds (Scott & White Mem. Hosp. Proj.)
                Ser. A, 5.25%, due 8/15/02 (Insured: MBIA)                                                1.90              878,405
   4,570,000    Bexar Cty. Hsg. Rev. Bonds (Eagle Trust) Ser. 94C4301 VRDN, 1.83%
                (LIQ: Citibank, N.A.) (Notes C, E)                                                        1.83            4,570,000
   5,000,000    Brazos River Auth. (Util. Elec. Co. Proj.) Ser. 2001CC3 VRDN, 1.90%
                (LIQ: Bank of New York) (Notes C, E)                                                      1.90            5,000,000
     790,000    Del Mar College District GO Bonds, 4.00%, due 8/15/02 (Insured: AMBAC)                    2.85              792,580
  16,000,000    GO TRANS,  3.75%, due 8/29/02                                                             2.50           16,065,422
     650,000    Gregory Portland ISD GO Bonds, 5.38%, due 8/15/02                                         2.25              655,810
     750,000    Gulf Coast  Waste Disposal Auth. Solid Waste  Rev. Bonds (Citgo Petroleum Corp. Proj.)
                Ser. 1999 VRDN 1.80%, (LOC: Banque Nationale de Paris) (Note C)                           1.80              750,000
   1,869,000    Houston Airport Rev. Bonds (ABN-Amro Munitops Trust Cert.) Ser.1998-15 VRDN, 1.82%
                (LIQ: ABN-Amro Bank, N.V.) (Notes C, E)                                                   1.82            1,869,000
     210,000    Laredo Sewer System GO Bonds, 8.63%, due 8/15/02 (Insured: MBIA)                          2.85              213,468
     500,000    Lower Neches Valley Auth. Rev. Bonds, 4.50%, due 8/1/02 (Insured: FSA)                    2.90              501,965
     510,000    McKinney GO Bonds, 4.50% due 8/15/02 (Insured: FSA)                                       2.25              513,289
     430,000    McKinney Waterworks & Sewer Sys. GO Bonds, 4.50% due 8/15/02 (Insured: FSA)               2.25              432,773
     230,000    Midlothian GO Bonds, 5.88%, due 8/15/02 (Insured: AMBAC)                                  2.75              232,044
   4,500,000    Pasadena ISD GO Bonds, 2.25%, put 4/1/03 (GTY: Texas Permanent School Fund)               2.20            4,502,024
   5,000,000    Richardson ISD GO Bonds, 2.24%, put 4/1/03 (GTY: Texas Permanent School Fund)             2.18            5,002,708


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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

$    250,000    Round Rock ISD GO Bonds, 7.50%, due 8/1/02                                                2.60  $           253,034
   2,000,000    San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.)
                Ser. 1998 VRDN, 1.85% (LOC: Nationsbank, N.A.) (Note C)                                   1.85            2,000,000
   3,000,000    San Marcos IDC Rev. Bonds (TB Woods Inc. Proj.) VRDN, 1.90% (LOC: PNC Bank) (Note C)      1.90            3,000,000
     400,000    Spring ISD GO Bonds, 4.35%, due 8/15/02 (Insured: FSA)                                    2.70              401,877
   4,600,000    Texas Veterans Hsg. Auth. Rev. Bonds, Ser. 1994A-1 VRDN, 1.85% (Note C)                   1.85            4,600,000
                                                                                                                     --------------
                                                                                                                         52,234,399
                                                                                                                     --------------

                UTAH--0.6%
     300,000    Board of Regents Rev. Bonds (Univ. of Utah) 5.00%, due 8/1/02 (Insured: AMBAC)            2.10              302,166
   2,300,000    Clinton Rev. Bonds (Country Pines Proj.) VRDN, 1.85% (LOC: Bank One, N.A.) (Note C)       1.85            2,300,000
   1,000,000    Trementon City IDR Bonds (La-Z-Boy Chair Co. Proj.) Ser. 1990 VRDN, 1.79%
                (LOC: NBD Bank) (Note C)                                                                  1.79            1,000,000
                                                                                                                     --------------
                                                                                                                          3,602,166
                                                                                                                     --------------

                VARIOUS STATES--3.0%
   3,270,000    Greystone Tax Exempt Cert. Rev. Bonds, Ser.1998-2 VRDN, 1.86%
                (LOC: Credit Suisse First Boston) (Notes C, E)                                            1.86            3,270,000
   6,505,313    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1998-2, 2.50% put 10/9/02
                (LIQ: Pitney Bowes Credit Corp.) (Note E)                                                 2.50            6,505,313
   9,393,510    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1999-2, 2.50% put 10/2/02
                (LIQ: Pitney Bowes Credit Corp.) (Note E)                                                 2.50            9,393,510
                                                                                                                     --------------
                                                                                                                         19,168,823
                                                                                                                     --------------

                VERMONT--0.5%
   3,350,000    Hsg. Fin. Agency  Rev. Bonds, Ser. 13C, 4.60%, due 8/30/02                                2.15            3,377,053
                                                                                                                     --------------

                VIRGINIA--2.0%
   8,000,000    Chesapeake G.O Bonds (Eagle Trust) Ser. 98-4601 VRDN, 1.78%
                (LIQ: Citibank, N.A.) (Notes C, E)                                                        1.78            8,000,000
   1,700,000    Isle of Wight IDA Rev. Bonds (Smithfield Ham & Produce Co.) VRDN, 1.80%
                (LOC: Nationsbank, N.A.) (Note C)                                                         1.80            1,700,000
   2,900,000    King George Cty. IDA Rev. Bonds (Garnet of VA Inc. Proj.) VRDN, 1.80%
                (LOC: JP Morgan Chase Bank) (Note C)                                                      1.80            2,900,000
                                                                                                                     --------------
                                                                                                                         12,600,000
                                                                                                                     --------------

                WASHINGTON--8.0%
   4,125,000    Clark Cty. IDR Bonds (Camas Power Boiler Ltd. Proj.) Ser A, 4.65%, put 8/1/02
                (LOC: Landesbank Hessen-Theuringen GZ)                                                    1.85            4,153,624
   3,410,000    Econ. DFA Rev. Bonds (Waste Management Proj.) Ser. 2000I VRDN, 1.80%
                (LOC: Fleet National Bank) (Note C)                                                       1.80            3,410,000
   2,200,000    EDA Rev. Bonds (Ace Tank Proj.) VRDN, 1.95% (LOC: US Bank, N.A.) (Note C)                 1.95            2,200,000
   1,000,000    EDA Rev. Bonds (Seadrunar Proj.) VRDN, 1.75% (LOC: US Bank, N.A.) (Note C)                1.75            1,000,000
     200,000    Health Care Facs. Rev. Bonds , 4.13%, due 8/15/02 (Insured: MBIA)                         2.75              200,782
   6,200,000    Hsg. Fin. Comm. (Bremerton Senior Living) VRDN, 1.80% (LOC: Fannie Mae) (Note C)          1.80            6,200,000
   2,000,000    Hsg. Fin. Comm. Rev. Bonds (Lake Washington Apt. Proj.)
                VRDN, 1.80% (LOC: Bank of America) (Note C)                                               1.80            2,000,000
   2,000,000    Hsg. Fin. Comm. Rev. Bonds (Merrill Gardens Proj.) Ser. A VRDN, 1.80%
                (LOC: Fannie Mae) (Note C)                                                                1.80            2,000,000
  10,900,000    Hsg. Fin. Comm. Rev. Bonds (Mill Plain Crossing Proj.) VRDN, 1.65%
                (LOC: Harris Trust & Savings Bank) (Note C)                                               1.65           10,900,000
   2,250,000    Hsg. Fin. Comm. Rev. Bonds (Oxford Square Apts. Proj.) Ser. A VRDN, 1.95%
                (LOC: US Bank, N.A.) (Note C)                                                             1.95            2,250,000
   4,620,000    Hsg. Fin. Comm. Rev. Bonds (Woodlands Proj.) Ser. A VRDN, 1.80%
                (LOC: Fannie Mae) (Note C)                                                                1.80            4,620,000
   7,420,000    Hsg. Fin. Comm. (Boardwalk Apts. Proj.) VRDN, 1.95% (LOC: US Bank, N.A.) (Note C)         1.95            7,420,000
   1,200,000    Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) VRDN, 1.95%
                (LOC: US Bank, N.A.) (Note C)                                                             1.95            1,200,000
     900,000    Port of Seattle IDR Bonds (Alaska Airlines Inc.) VRDN, 1.55%
                (LOC: Bank of New York) (Note C)                                                          1.55              900,000
   2,000,000    Port of Seattle Rev. Bonds, Ser. 1997 VRDN, 1.85% (LOC: Bank of New York) (Note C)        1.85            2,000,000
     365,000    Univ. Alumni Assoc. Rev. Bonds (Washington Medical Center) 4.00%, due 8/15/02
                (Insured: MBIA)                                                                           2.20              366,877
                                                                                                                     --------------
                                                                                                                         50,821,283
                                                                                                                     --------------



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
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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WEST VIRGINIA--0.9%
$  5,600,000    Public Energy Auth. Rev. Bonds (Morgantown Energy Assoc. Proj.)
                 Ser. 1989A, 1.60%, due 6/11/02 (LOC: Credit Locale de France)                            1.60  $         5,600,000
                                                                                                                     --------------

                WISCONSIN--1.1%
     200,000    GO Bonds, 4.45%, due 11/1/02                                                              2.00              202,430
   2,300,000    Grand Chute IDR Bonds (Surface Mount Technology Proj.) VRDN, 2.04%
                (LOC: Bank One, N.A.) (Note C)                                                            2.04            2,300,000
   2,830,000    Hsg & Econ. Dev. Auth. Rev. Bonds (MERLOT) Ser. B12 VRDN, 1.87%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.87            2,830,000
   1,550,000    Janesville IDR Bonds (Freedom Plastics Inc. Proj.) VRDN, 1.80%
                (LOC: Lasalle National Bank) (Note C)                                                     1.80            1,550,000
                                                                                                                     --------------
                                                                                                                          6,882,430
                                                                                                                     --------------

                TOTAL MUNICIPAL OBLIGATIONS (cost $633,078,441)--99.5%                                                   633,078,441

                OTHER ASSETS AND LIABILITIES, NET--0.5%                                                                    3,022,554
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                $      636,100,995
                                                                                                                     ==============






                  PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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

                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS

                CALIFORNIA--89.5%
$  3,500,000    Abag Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) VRDN, 1.75%
                (LOC: Allied Irish Bank) (Note C)                                                         1.75   $        3,500,000
   9,000,000    Alameda Corridor Trans. Auth. Rev. Bonds (Trust Receipts) Ser. CMC1 VRDN, 1.75%
                (LIQ: JPMorgan Chase Bank) (Notes C, E)                                                   1.75            9,000,000
   4,500,000    Big Bear Lake Rev. Bonds (SW Gas Corp. Proj.) Ser. A VRDN, 1.75%
                (LOC: KBC Bank, NV) (Note C)                                                              1.75            4,500,000
     200,000    California Alternative Energy Source Fin. Auth. Rev. Bonds, Ser. 1986 VRDN, 1.65%
                (LOC: Banque Nationale de Paris) (Note C)                                                 1.65              200,000
   2,000,000    Chula Vista Charter City Rev. Bonds (Home Depot Inc. Proj.) VRDN, 1.50%
                (LOC: Wachovia Bank, N.A.) (Note C)                                                       1.50            2,000,000
     550,000    Claremont GO Bonds, 6.13%, due 8/1/02  (Insured: MBIA)                                    2.40              555,069
   5,400,000    Contra Costa Cty. Multi-Family Housing Rev. Bonds (Park Regency) VRDN, 1.75%
                (LOC: State Street Bank ) (Note C)                                                        1.75            5,400,000
   2,800,000    Dept. of Water Resources Rev. Bonds, Ser. K1 VRDN, 1.75%, (LOC: Lloyds Bank PLC) (Note C) 1.75            2,800,000
   4,600,000    Dept. of Water Resources Rev. Bonds, VRDN, 1.75%, (LIQ: Landesbank Hessen-Thueringen GZ)
                (Notes C, E)                                                                              1.75            4,600,000
     395,000    Dublin USD GO Bonds, 4.00%, due 8/1/02 (Insured: FGIC)                                    1.40              397,589
   3,000,000    Fresno Airport (MERLOT), Ser. 2000B1 VRDN, 1.82% (LIQ: First Union National Bank)
                (Notes C, E)                                                                              1.82            3,000,000
   8,000,000    GO Bonds (CMC) VRDN, 1.95% (LIQ: JPMorgan Chase Bank) (Notes C, E)                        1.95            8,000,000
     250,000    GO Bonds, 5.38%, due 10/1/02 (Insured: AMBAC)                                             1.65              253,842
   8,981,000    Health Fac. Fin. Auth. Rev. Bonds (Pooled Loan Prog.) Ser. B VRDN, 1.60%
                (SBPA: FGIC) (Note C)                                                                     1.60            8,981,000
   2,000,000    HFA Rev. Bonds, VRDN, 1.75% (LIQ: Salomon Smith Barney) (Notes C, E)                      1.75            2,000,000
   6,550,000    Infrastructure & EDR Bonds (Independent Systems) Ser. B VRDN, 1.75%
                (SBPA: 33 1/3% Westdeutsche Landesbank GZ, 33 1/3% Bayerische Landesbank GZ,
                33 1/3% Morgan Guaranty Trust) (Note C)                                                   1.75            6,550,000
   7,700,000    Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) VRDN, 1.75%
                (LOC: Fannie Mae) (Note C)                                                                1.75            7,700,000
     505,000    Los Angeles Airport Rev. Bonds, 5.60%, due 5/15/02 (Insured: FGIC)                        1.85              505,711
   1,300,000    Los Angeles Community Redev. Agy. Rev. Bonds (Grand Promenade Proj.) VRDN, 1.60%
                (LOC: Bank of America ) (Note C)                                                          1.60            1,300,000
     900,000    Los Angeles Cty. IDR Bonds (Alameda  Properties) VRDN, 1.65%
                (LOC: Bank of America) (Note C)                                                           1.65              900,000
   1,500,000    Los Angeles Cty. Pension Obligation Rev. Bonds, Ser. B VRDN, 1.60%
                (SBPA: Credit Local de France) (Note C)                                                   1.60            1,500,000
   3,570,000    Los Angeles Hsg. Rev. Bonds, Ser. A VRDN, 1.45% (LOC: FHLB) (Note C)                      1.45            3,570,000
   3,500,000    Los Angeles Hsg. Rev. Bonds, Ser. B, 2.75%, due 6/1/02 (GIC: FGIC)                        2.70            3,500,079
   1,200,000    Los Angeles Multi-Family Rev. Bonds (Museum Terrace Apts) Ser. H VRDN, 1.60%
                (LOC: Bank of America) (Note C)                                                           1.60            1,200,000
     200,000    Los Angeles USD GO Bonds, 4.10%, due 11/1/02 (Insured: FSA)                               1.50              202,601
   4,974,598    Newman Capital Trust, Class A , Ser. 2001-1, 1.88% (LIQ: Freddie Mac) (Notes C, E)        1.88            4,974,598
   3,900,000    No. Cal. Power Agency, 6.54%, prerefunded 9/3/02 @ 102 (Note D)                           2.60            4,029,230
   1,500,000    Ontario IDA Rev. Bonds (Winsford Partners) Ser. A VRDN, 1.65%
                (LOC: Citibank, N.A.) (Note C)                                                            1.65            1,500,000
   4,000,000    Orange Cty. Spec. Fin. Auth. Rev. Bonds (Teeter Plan) Ser. B VRDN, 1.60%
                (SBPA: First Union National Bank) (Note C)                                                1.60            4,000,000
   1,600,000    PCFA Rev. Bonds (Taormina Industries Inc. Proj.) Ser. A VRDN, 1.60%
                (LOC: Bank of America) (Note C)                                                           1.60            1,600,000
     700,000    PCFA Solid Waste Rev. Bonds (Shell Oil Co. Proj.) Ser. 1994A VRDN, 1.60% (Note C)         1.60              700,000
     500,000    Port of Oakland Rev. Bonds, Ser. H, 4.70%, due 11/1/02 (Insured: MBIA)                    1.97              506,784
     195,000    Rainbow Municipal Water Dist. GO Bonds, 5.90%, due 6/1/02  (Insured: AMBAC)               2.10              195,624
   3,500,000    RANS, 3.25%, due 6/26/02                                                                  2.00            3,506,812
   6,000,000    RANS, VRDN, 1.48%, due 6/26/02                                                            1.48            6,000,000
   1,180,000    Riverside Cty. COP Rev. Bonds, Ser. D VRDN, 1.70% (LOC: Commerzbank AG) (Note C)          1.70            1,180,000
   1,840,000    Riverside Cty. IDA Rev. Bonds (Merrick Engineering Inc.) VRDN 1.85%
                (LOC: Wells Fargo Bank) (Note C)                                                          1.85            1,840,000
   3,100,000    Riverside Hsg. Auth. Rev. Bonds (Woodcreek Proj.) VRDN, 1.65% (LIQ: Freddie Mac) (Note C) 1.65            3,100,000
   3,910,000    Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT) Ser. 2000SSS VRDN, 1.77%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.77            3,910,000
   2,000,000    Sacramento MUD (MERLOT) Ser. 2000 A10 VRDN, 1.77%,
                (LIQ: First Union National Bank) (Notes C, E)                                             1.77            2,000,000
   4,000,000    Sacramento MUD Elec. Rev. Bonds (Muni Trust Receipts) Ser. SGB4 VRDN, 1.63%
                (LIQ: Societe Generale) (Notes C, E)                                                      1.63            4,000,000


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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  4,200,000    San Berndino Cty. COP Rev. Bonds (County Center Refining Proj.) VRDN, 1.70%
                (LOC: Commerzbank AG) (Note C)                                                            1.70   $        4,200,000
     200,000    San Bruno Park SD GO Bonds, 4.10%, due 8/1/02 (Insured: FGIC)                             1.40              201,356
     890,000    San Diego Cty. COP Rev. Bonds (Motorola Proj.) 2.00%, due 2/1/03 (Insured: FSA)           1.40              893,959
   1,000,000    San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) VRDN, 1.75%
                (LOC: Allied Irish Bank) (Note C)                                                         1.75            1,000,000
   1,100,000    San Dimas Redev. IDB Rev. Bonds (French Co. Proj.) VRDN, 1.65%
                (LOC: Credit Commerciale de France) (Note C)                                              1.65            1,100,000
     938,000    Santa Clara Cty. Hosp. Facs. Rev. Bonds (El Camino Hosp.) VRDN, 1.60%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       1.60              938,000
     800,000    Santa Cruz Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts.) Ser. A VRDN, 1.55%
                (LOC: Wells Fargo Bank) (Note C)                                                          1.55              800,000
   8,000,000    School Cash Reserve Prog. Auth. Rev. Bonds, Ser. A, 4.00%, due 7/3/02 (Insured: AMBAC)    2.65            8,018,158
     800,000    School Fac. Fin. Corp. COP Rev. Bonds (Capital Improvement) Ser. D VRDN, 1.60%
                (LOC: KBC Bank, NV) (Note C)                                                              1.60              800,000
   3,500,000    Southern Cal Pub. Power Auth. Rev. Bonds (Palo Verde Proj.) Ser. B VRDN, 1.60%
                (SBPA: Morgan Guaranty Trust) (Note C)                                                    1.60            3,500,000
   7,100,000    Southern Cal Pub. Power Auth. Rev. Bonds (Southern Transmission) VRDN, 1.60%
                (LOC: Barclays Bank PLC) (Note C)                                                         1.60            7,100,000
   2,435,000    Statewide CDA Rev. Bonds (Bayport Proj.) Ser. LL4, 2.00%, put 6/3/02 (GIC: AIG)           2.00            2,435,000
     700,000    Statewide CDA Rev. Bonds (Bayport Proj.) Ser. LL5, 2.00%, put 6/3/02 (GIC: AIG)           2.00              700,000
   2,600,000    Statewide CDA Rev. Bonds (Chevron USA) Ser. 1994 VRDN, 1.65% (Note C)                     1.65            2,600,000
   3,000,000    Statewide CDA Rev. Bonds (Fairfax Towers Proj.) Ser. A VRDN, 1.60%
                (LOC: Fannie Mae) (Note C)                                                                1.60            3,000,000
  13,500,000    Statewide CDA Rev. Bonds (Pavillions Apts. Proj.) Ser. M VRDN, 1.75%
                (LOC: Fannie Mae) (Note C)                                                                1.75           13,500,000
   7,800,000    Transit Fin. Auth. Rev. Bonds, Ser. 1997 VRDN, 1.60% (SBPA: CS First Boston) (Note C)     1.60            7,800,000
   4,000,000    Univ. of Cal. Board of Regents Rev. Bonds, CP Notes, Ser. A, 1.40%, due 6/7/02            1.40            4,000,000
   9,200,000    Univ. of Cal. Board of Regents Rev. Bonds, CP Notes, Ser. A, 1.50%, due 8/8/02            1.50            9,200,000
   6,100,000    Watereuse Fin. Auth. Rev. Bonds, VRDN, 1.60% (SBPA: Credit Suisse First Boston) (Note C)  1.60            6,100,000
  10,900,000    West Basin Muni. Water Dist. Rev. Bonds (Phase III Recycled Water) Ser. A VRDN, 1.65%
                (LOC: Bayerische Hypo -und Vereinsbank GZ) (Note C)                                       1.65           10,900,000
                                                                                                                     --------------
                                                                                                                        213,945,412
                                                                                                                     --------------
                PUERTO RICO--7.9%
   4,705,000    Children's Trust Fund Rev. Bonds (Tobacco ROC 39) VRDN, 1.78%
                (LIQ: Salomon Smith Barney) (Notes C, E)                                                  1.78            4,705,000
   7,000,000    Commonwealth TOCs Trust, Ser. 2001-1, 2.73%, put 8/1/02 (LIQ: Commerzbank AG) (Note E)    2.73            7,000,000
   7,000,000    Telephone Auth. Rev. Bonds, 5.31%, prerefunded 1/23/03 @ 101.5 (Note D)                   2.15            7,271,450
                                                                                                                     --------------
                                                                                                                         18,976,450
                                                                                                                     --------------

                VIRGIN ISLANDS--2.2%
   5,000,000    PFA Rev. Bonds, 7.25%, prerefunded 10/1/02 @ 102 (Note D)                                 1.80            5,212,081
                                                                                                                     --------------

                TOTAL MUNICIPAL OBLIGATIONS (cost $238,133,943)--99.6%                                                   238,133,943

                OTHER ASSETS AND LIABILITIES, NET--0.4%                                                                      987,796
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                 $     239,121,739
                                                                                                                     ==============


                  PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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
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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MUNICIPAL OBLIGATIONS

                NEW YORK--88.6%
$  4,500,000    Babylon IDA Rev. Bonds (Ogden Martin Proj.) VRDN, 1.85%
                (SBPA: JPMorgan Chase Bank) (Note C)                                                      1.85     $      4,500,000
   1,830,000    Dorm. Auth. Rev. Bonds (MERLOT) Ser. A30 VRDN, 1.72% (LOC: KBC Bank, NV) (Notes C, E)     1.72            1,830,000
   4,000,000    Dorm. Auth. Rev. Bonds (Mt. Sinai Hosp.) 1.50%, due 6/10/02 (LOC: JPMorgan Chase Bank)    1.50            4,000,000
   4,200,000    Energy Research & Dev. Auth. PCR Bonds (Orange & Rockland Ctys.) Ser. A VRDN, 1.60%
                (LIQ: Societe Generale) (Note C)                                                          1.60            4,200,000
   3,580,000    Energy Research & Dev. Auth. Rev. Bonds (Rochester Gas & Elec. Corp.), Ser. B VRDN, 1.60%
                (LIQ: Credit Suisse First Boston) (Note C)                                                1.60            3,580,000
     250,000    Environmental Facs. Rev. Bonds, 6.00%, due 5/15/02                                        2.10              250,371
   2,000,000    Erie Cty. Water Auth. Rev. Bonds, Ser. A VRDN, 1.60%
                (SBPA: National Australia Bank) (Note C)                                                  1.60            2,000,000
   2,805,000    Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A VRDN, 1.55% (LOC: FHLB) (Note C)    1.55            2,805,000
   5,930,000    Hempstead Town GO BANS, 2.40%, due 9/18/02                                                1.45            5,951,399
   4,100,000    HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A VRDN, 1.75%
                (LOC: Fleet National Bank) (Note C)                                                       1.75            4,100,000
   4,000,000    HFA Rev. Bonds (66 West 38th St.) VRDN, 1.75%
                (LOC: Bayerische Hypo -und Vereinsbank GZ) (Note C)                                       1.75            4,000,000
   1,400,000    HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A VRDN, 1.60% (LOC: FHLB) (Note C)           1.60            1,400,000
   1,100,000    HFA Rev. Bonds (Normandie Court) VRDN, 1.60%
                (LOC: Landesbank Hessen-Thueringen GZ) (Note C)                                           1.60            1,100,000
   4,000,000    HFA Rev. Bonds (Saxony Proj.) Ser. A VRDN, 1.70% (LOC: Fannie Mae) (Note C)               1.70            4,000,000
   2,000,000    Local Govt. Assistance Corp., Ser. D VRDN, 1.65% (LOC: Societe Generale) (Note C)         1.65            2,000,000
   4,100,000    Local Govt. Assistance Corp., Ser. G VRDN, 1.60% (LOC: Bank of Nova Scotia) (Note C)      1.60            4,100,000
   3,300,000    Local Govt. Assistance Corp., VRDN, 1.65% (LOC: Bayerische Landesbank GZ) (Note C)        1.65            3,300,000
     540,000    Lockport Pub. Imp. GO Bonds, 4.00%, due 8/15/02 (Insured: FSA)                            2.60              542,145
     400,000    Middletown CSD GO Bonds, 4.75%, due 11/1/02 (Insured: FGIC)                               1.70              406,060
     285,000    Monroe IDA Rev. Bonds (Nazareth College Rochester Proj.)
                3.00%, due 10/1/02 (Insured: MBIA)                                                        2.20              285,940
   1,745,000    Mortgage Agency Rev. Bonds (MERLOT) Ser. A11 VRDN, 1.72%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.72            1,745,000
   1,535,000    Mortgage Agency Rev. Bonds (MERLOT) Ser. A33 VRDN, 1.72%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.72            1,535,000
   1,095,000    Mortgage Agency Rev. Bonds (MERLOT) Ser. B03 VRDN, 1.77%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.77            1,095,000
     500,000    Mortgage Agency Rev. Bonds (Muni Trust Rec.) Ser. CMC1 VRDN, 1.70%
                (LIQ: JPMorgan Chase Bank) (Notes C, E)                                                   1.70              500,000
   1,450,000    Nassau Cty. Interim Fin. Auth. BANS, Ser. B2, 2.50%, due 12/5/02                          1.70            1,456,810
     700,000    Nassau Cty. Interim Fin. Auth. BANS, Ser. B2, 2.50%, due 5/2/02                           1.35              700,022
   3,905,000    NYC Cultural Res. Rev. Bonds (American Museum of Natural History) Ser. B VRDN, 1.60%
                (SBPA: Credit Suisse First Boston) (Note C)                                               1.60            3,905,000
   1,400,000    NYC Cultural Res. Rev. Bonds (Museum of Broadcasting) VRDN, 1.60%
                (LOC: KBC Bank, NV) (Note C)                                                              1.60            1,400,000
   2,000,000    NYC GO Bonds, Ser. 1993 E5 VRDN, 1.65% (LOC: JPMorgan Chase Bank) (Note C)                1.65            2,000,000
   4,000,000    NYC GO Bonds, Ser. 1994 A6 VRDN, 1.65% (LOC: Landesbank Hessen-Thueringen GZ) (Note C)    1.65            4,000,000
   2,130,000    NYC GO Bonds, Ser. 1994 VRDN, 1.65% (LOC: Bayerische Landesbank GZ) (Note C)              1.65            2,130,000
     640,000    NYC GO Bonds, Ser. A, 7.50% prerefunded 8/1/02 @101.5 (Note D)                            3.57              658,137
   1,400,000    NYC GO Bonds, Ser. B VRDN, 1.65% (LIQ: FGIC) (Note C)                                     1.65            1,400,000
     305,000    NYC GO Bonds, Ser. B, 5.70% due 8/15/02  (Escrowed to Maturity) (Note D)                  2.55              307,737
     500,000    NYC GO Bonds, Ser. C, 6.63% prerefunded 8/1/02 @ 101.5 (Note D)                           1.90              513,356
   2,000,000    NYC HDC (15th St. Proj.) VRDN, 1.70% (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)  1.70            2,000,000
   3,000,000    NYC HDC (Brittany Dev.) Ser. A VRDN, 1.70% (LIQ: Fannie Mae) (Note C)                     1.70            3,000,000
   1,800,000    NYC HDC (E. 17th St. Proj.) VRDN, 1.65% (LOC: State Street Bank) (Note C)                 1.65            1,800,000
   6,000,000    NYC HDC (Lyric Dev.) VRDN, 1.70% (LIQ: Fannie Mae) (Note C)                               1.70            6,000,000
   1,000,000    NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) VRDN, 1.80%
                (LOC: Allied Irish Bank) (Note C)                                                         1.80            1,000,000
     700,000    NYC IDA Rev. Bonds (USA Waste Services) VRDN, 1.80% (LOC: JPMorgan Chase Bank) (Note C)   1.80              700,000
   1,000,000    NYC Muni Water Fin. Auth. Rev. Bonds, Ser. F2 VRDN, 1.65%
                (LIQ: JPMorgan Chase Bank) (Note C)                                                       1.65            1,000,000
   1,000,000    NYC Muni Water Fin. Auth. (Muni Trust Receipts) VRDN, 1.63%
                (LIQ: Societe Generale) (Notes C, E)                                                      1.63            1,000,000
   5,000,000    NYC Transitional Fin. Auth. Recovery Notes, Ser. A, 3.25%, due 10/2/02                    2.13            5,023,121
   1,000,000    NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) VRDN, 1.63%
                (LIQ: Salomon Smith Barney) (Notes C, E)                                                  1.63            1,000,000
   4,500,000    NYC Transitional Fin. Auth. Rev. Bonds Ser. A1 VRDN, 1.70%
                (LIQ: Commerzbank AG) (Notes C, E)                                                        1.70            4,500,000
   2,000,000    NYC Transitional Fin. Auth. Rev. Bonds, Ser. A VRDN, 1.60% (LIQ: Bank One, N.A.) (Note C) 1.60            2,000,000
   1,000,000    Port Authority of NY & NJ (Special Oblig. MERLOTS) Ser. B05 VRDN, 1.77%
                (LIQ: First Union National Bank) (Notes C, E)                                             1.77            1,000,000



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
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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO      o      SCHEDULE OF INVESTMENTS
                                                April 30, 2002 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

$  5,500,000    Rochester BANS, 3.25%, due 10/24/02                                                       1.92  $         5,534,584
     330,000    Saratoga Springs CSD GO Bonds, 4.40%, due 10/1/02 (Insured: FSA)                          1.60              333,838
     300,000    Schenectady GO Bonds, 4.00%, due 8/15/02 (Insured: AMBAC)                                 2.45              301,325
   2,365,000    Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.) Ser. 1987 VRDN, 1.50%
                (LOC: Scotia Bank) (Note C)                                                               1.50            2,365,000
     250,000    Suffolk Cty. Pub. Improvement GO Bonds, 4.10%, due 10/15/02 (Insured: FGIC)               1.70              252,713
   5,000,000    Thruway Auth. Service Contract Rev. Bonds (Eagle Trust) Ser. 2000305 VRDN, 1.63%
                (LIQ: Citibank, N.A.) (Notes C, E)                                                        1.63            5,000,000
   1,700,000    Triborough Bridge & Tunnel Auth. GO RANS, Ser. 2000A VRDN, 1.60%
                (SBPA: Bank of New York) (Note C)                                                         1.60            1,700,000
   4,500,000    Triborough Bridge & Tunnel Auth. (Trust Receipts), Ser. N17 VRDN, 1.60%
                (SBPA: Bank of New York) (Notes C, E)                                                     1.60            4,500,000
                                                                                                                     --------------
                                                                                                                        127,707,558
                                                                                                                     --------------

                PUERTO RICO--10.9%
   4,700,000    Commonwealth TOCs Trust, Ser. 2001-1, 2.73%, put 8/1/02 (LIQ: Commerzbank AG) (Note E)    2.73            4,700,000
   6,000,000    Highway & Transportation Auth. Rev. Bonds (ROC) VRDN, 1.63%
                (LIQ: Salomon Smith Barney) (Notes C, E)                                                  1.63            6,000,000
   5,000,000    TRANS, 3.00%, due 7/30/02                                                                 2.08            5,011,187
                                                                                                                     --------------
                                                                                                                         15,711,187
                                                                                                                     --------------

                TOTAL MUNICIPAL OBLIGATIONS (cost $143,418,745)--99.5%                                                   143,418,745

                OTHER ASSETS AND LIABILITIES, NET--0.5%                                                                      751,879
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                 $     144,170,624
                                                                                                                     ==============



                  PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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              TD WATERHOUSE FAMILY OF FUNDS, INC.

                                         NOTES TO SCHEDULES OF INVESTMENTS
                                                  April 30, 2002
                                                    (Unaudited)

         (A)  Variable rate securities. The rates shown are the current rates on
              April 30, 2002.  Dates shown  represent  the next  interest  reset date.
         (B)  These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2002, the aggregate  market value of these  securities,  valued at amortized cost,  is  $474,000,000,  representing  5.89% of net assets of the
              Money Market Portfolio.
         (C)  Securities  payable on demand. The interest rate, which is subject to change,  is based  upon bank prime  rates or an index of market rates.
         (D)  Bonds  which  are   prerefunded   or  escrowed  to  maturity   are
              collateralized  by U.S.  Government  securities  which are held in escrow and are used to pay principal and interest on the municipal issue and to retire  the bonds in full at the  earliest  refunding date.
         (E)  Security  exempt from  registration  under the  Securities  Act of
              1933. These  securities may be resold in transactions  exempt from registration, normally to qualified institutional buyers. On April
              30, 2002, these securities  amounted to $1,768,036,821,  or 21.96%
              of net  assets  of the Money  Market  Portfolio,  $133,413,514  or
              20.97% of net assets of the Municipal  Portfolio,  $53,189,598  or
              22.24% of net  assets of the  California  Municipal  Money  Market
              Portfolio, and $34,405,000 or 23.86% of net assets of the New York
              Municipal Money Market Portfolio.
         (F)  Security  may be extended at  issuer's  option as a floating  rate note with a final  maturity  no longer  than 390 days from date of purchase. Maturity date listed is the expected redemption date.


                                    DESCRIPTION OF ABBREVIATIONS

AMBAC     American Municipal Bond Assurance Corporation         IDC       Industrial Development Corporation
BANS      Bond Anticipation Note                                IDR       Industrial Development Revenue Bond
COP       Certificates of Participation                         IFA       Industrial Finance Authority
CP        Commercial Paper                                      ISD       Independent School District
CDA       Community Development Authority                       LIQ       Liquidity Agreement
CSD       Central School District                               LOC       Letter of Credit
DFA       Developmental Finance Authority                       MBIA      Municipal Bond Investors Assurance Insurance Corporation
EDA       Economic Development Authority                        MTN       Medium Term Note
EDC       Economic Development Corporation                      MUD       Municipal Urban Development
EDR       Economic Development Revenue                          PCFA      Pollution Control Finance Authority
FGIC      Financial Guaranty Insurance Company                  PCR       Pollution Control Revenue Bond
FHLB      Federal Home Loan Bank                                PFA       Public Finance Authority
FSA       Financial Security Assurance Inc.                     RANS      Revenue Anticipation Notes
GIC       Guaranteed Investment Contract                        ROC       Reset Option Certificate
GNMA      Government National Mortgage Association              SBPA      Standby Bond Purchase Agreement
GO        General Obligation                                    SD        School District
GTY       Guarantee                                             SFM       Single Family Mortgage
HDA       Housing Development Authority                         SLMA      Student Loan Marketing Association
HDC       Housing Development Corporation                       STRIPS    Separately Traded Interest &Principal Security
HEFA      Health & Education Facilities Authority               TRANS     Tax Revenue Anticipation Notes
HFA       Housing Finance Authority                             USD       Unified School District
IDA       Industrial Development Authority                      VRDN      Variable Rate Demand Note
IDB       Industrial Development Board                          VRN       Variable Rate Note

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



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|  This Report has been prepared for shareholders and may be distributed   |
|    to others only if preceded or accompanied by a current prospectus.    |
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